UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23748

JOHN HANCOCK ASSET-BASED LENDING FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Annual Financial Statements & Other N-CSR Items
John Hancock
Asset-Based Lending Fund
Closed-end alternative
October 31, 2024

John Hancock
Asset-Based Lending Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
5	A look at performance
7	Consolidated Fund’s investments
60	Consolidated financial statements
65	Consolidated financial highlights
68	Notes to consolidated financial statements
83	Report of independent registered public accounting firm
84	Tax information
85	Additional information
87	Trustees and Officers
89	More information
1	JOHN HANCOCK ASSET-BASED LENDING FUND |

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide high current income and to a lesser extent capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2024 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK ASSET-BASED LENDING FUND	2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund posted a gain for the period
The fund has exhibited stable performance focused on asset-based investments with attractive return versus risk characteristics driven by robust cashflows and asset coverage ratios.
Majority of capital allocated to private asset-based lending investments
The portfolio has performed to plan with the majority of capital now allocated to private asset-based lending (ABL) investments.
Credit selection and sector allocation contributed to performance
Both credit selection and sector allocation are major drivers of performance, with accretive returns in our residential mortgage, commercial real estate debt, transportation (aircraft), and corporate asset-based credit portfolios.
PORTFOLIO COMPOSITION AS OF 10/31/2024 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus.
3	JOHN HANCOCK ASSET-BASED LENDING FUND |

Management’s discussion of fund performance
How would you describe the investment backdrop during the 12 months ended October 31, 2024?
The investment landscape has evolved throughout the year, driven by tight lending conditions due to higher capital charges and regulatory oversight. Banks and traditional finance companies have continued to retrench, leaving a massive opportunity set for non-bank asset-based lenders.
How did the fund perform in this environment?
The fund has continued to perform well as we have invested in high-yielding private ABL assets spanning residential mortgages, aircraft lending and leasing, specialty finance (financing that takes place outside of the traditional banking system), and commercial real estate, among others. Top performers during the period included our residential mortgage, commercial real estate debt, and consumer loan portfolios. Investments in transportation assets and corporate asset-based credit also contributed to fund performance. As we have ramped into these private assets, we have managed liquidity in the portfolio using investment-grade structured securities. These securities offer relatively attractive yields with low duration exposure and proved to be very resilient to the Fed’s rate-hiking cycle. Overall, auto loans and residential whole loans contributed least to the fund’s performance.
MANAGED BY

Ed Cong
Louis Hanover
Andrew Springer
The views expressed in this report are exclusively those of the portfolio management team at Marathon Asset Management, LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
| JOHN HANCOCK ASSET-BASED LENDING FUND	4

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2024

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (7-11-22)	Since inception (7-11-22)
Class I1	8.58	6.08	14.61
Class D1	6.64	5.14	12.27
Class S1	4.41	3.83	9.07
Index†	5.44	4.74	11.29
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class D shares of 1.5% and on Class S shares of 3.5%. Sales charges are not applicable to Class I shares.
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–6020 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE BofA 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
5	JOHN HANCOCK ASSET-BASED LENDING FUND |

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Asset-Based Lending Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA 0-3 Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class D1	7-11-22	11,227	11,395	11,129
Class S1	7-11-22	10,907	11,305	11,129
The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
| JOHN HANCOCK ASSET-BASED LENDING FUND	6

Consolidated Fund’s investments
AS OF 10-31-24
	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 35.1%				$61,714,092
(Cost $61,571,540)
Asset backed securities 5.1%				8,908,360
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	3,750,000	3,757,310
Pagaya AI Debt Trust
Series 2023-7, Class D (A)(B)	9.000	07-15-31	3,498,696	3,530,493
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class D (A)	8.020	01-20-43	1,609,283	1,620,557
Collateralized loan obligations 9.1%				16,107,971
ARES L CLO, Ltd.
Series 2018-50A, Class D (3 month CME Term SOFR + 3.162%) (A)(B)(C)	7.818	01-15-32	2,000,000	2,011,922
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	9.697	07-17-37	1,750,000	1,793,157
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (A)(C)	8.479	10-20-34	1,000,000	1,004,783
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	8.294	07-18-30	3,730,000	3,732,380
KKR Financial CLO, Ltd.
Series 2013-1A, Class DR2 (3 month CME Term SOFR + 6.250%) (A)(B)(C)	10.906	04-15-29	2,500,000	2,503,183
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (A)(B)(C)	7.929	10-20-30	2,000,000	2,009,594
OCP CLO, Ltd.
Series 2020-8RA, Class C (3 month CME Term SOFR + 4.012%) (A)(C)	8.659	01-17-32	1,850,000	1,850,000
Sycamore Tree CLO, Ltd.
Series 2021-1A, Class D (3 month CME Term SOFR + 3.912%) (A)(B)(C)	8.529	10-20-34	1,200,000	1,202,952
Commercial mortgage backed securities 19.1%				33,562,076
ACREC LLC
Series 2023-FL2, Class C (1 month CME Term SOFR + 4.281%) (A)(C)	9.085	02-19-38	2,000,000	2,020,421
7	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(C)	9.154	05-15-37	2,500,000	$2,447,264
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-29	2,000,000	2,034,371
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)(C)	7.859	01-16-37	1,000,000	1,000,693
BX Trust
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)(C)	7.512	10-15-36	2,000,000	1,972,549
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(B)(C)	10.090	05-15-38	2,500,000	2,521,875
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	7.675	06-15-41	3,300,000	3,294,843
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	7.724	12-15-36	2,000,000	1,789,673
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	8.443	03-15-39	2,180,000	2,196,350
INTOWN Mortgage Trust
Series 2022-STAY, Class E (1 month CME Term SOFR + 5.031%) (A)(B)(C)	9.835	08-15-39	1,500,000	1,501,875
KSL Commercial Mortgage Trust
Series 2023-HT, Class D (1 month CME Term SOFR + 4.287%) (A)(B)(C)	9.091	12-15-36	1,959,027	1,961,476
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	8.992	03-15-36	1,304,250	1,292,023
ORL Trust
Series 2023-GLKS, Class D (1 month CME Term SOFR + 4.301%) (A)(B)(C)	9.105	10-19-36	2,500,000	2,500,000
Shelter Growth Issuer, Ltd.
Series 2023-FL5, Class D (1 month CME Term SOFR + 6.359%) (A)(C)	11.118	05-19-38	4,000,000	4,000,334
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.252	12-10-34	3,000,000	3,028,329
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	8

	Rate (%)	Maturity date	Par value^	Value
Residential mortgage backed securities 1.8%				$3,135,685
ACHM Trust

Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,057,007	3,135,685
Residential loans 20.9%				$36,791,290
(Cost $36,544,801)
JH Residential Whole Loan Trust (E)(F) 12.1%				21,350,764
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	121,576	98,379
Bank of America, Loan ID - R1D2196022	5.028	12-18-50	93,381	75,564
Bank of America, Loan ID - R1D2207514 (G)	8.875	11-01-34	24,107	19,508
Bank of America, Loan ID - R1D2223768 (G)	3.500	04-01-57	73,252	59,276
Bank of America, Loan ID - R1D2226308	9.882	05-03-37	73,651	59,599
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	196,302	158,848
Bank of America, Loan ID - R1D3102002750	9.625	12-01-39	37,354	34,571
Bank of America, Loan ID - R1D3112231884	8.000	08-25-30	7,736	7,160
Bank of America, Loan ID - R1D3112822840	9.625	12-25-30	9,557	8,845
Bank of America, Loan ID - R1D3120441715	8.000	11-01-34	6,213	5,750
Bank of America, Loan ID - R1D3121930679	3.750	02-01-31	125,317	115,981
Bank of America, Loan ID - R1D320025752	11.875	02-01-28	712	659
Bank of America, Loan ID - R1D320069911	10.750	03-01-37	13,334	12,341
Bank of America, Loan ID - R1D320115934 (H)	12.000	09-25-27	2,982	2,759
Bank of America, Loan ID - R1D320218223	8.250	04-01-61	11,768	10,891
Bank of America, Loan ID - R1D320231804	4.500	04-01-31	132,446	122,579
Bank of America, Loan ID - R1D320303063	8.250	06-01-35	19,416	17,969
Bank of America, Loan ID - R1D320404870 (H)	9.875	07-01-38	16,020	14,827
Bank of America, Loan ID - R1D320426786	8.250	08-01-31	9,529	8,819
Bank of America, Loan ID - R1D320575652	10.125	09-01-31	4,897	4,532
Bank of America, Loan ID - R1D320644951	10.500	08-01-46	1,969	1,823
Bank of America, Loan ID - R1D320669345	9.375	04-01-35	18,839	17,436
9	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D320677076	11.250	11-01-53	1,873	$1,733
Bank of America, Loan ID - R1D320680408	8.250	09-01-54	2,072	1,917
Bank of America, Loan ID - R1D320904215	10.000	06-01-41	2,826	2,616
Bank of America, Loan ID - R1D321022384	10.750	01-01-37	1,938	1,794
Bank of America, Loan ID - R1D321026906	11.750	12-01-36	2,773	2,566
Bank of America, Loan ID - R1D321079876	8.625	10-25-27	10,993	10,174
Bank of America, Loan ID - R1D321106165 (H)	10.500	03-01-37	3,168	2,932
Bank of America, Loan ID - R1D321118983 (I)	9.000	04-01-24	4,292	3,973
Bank of America, Loan ID - R1D321137655 (I)	10.125	06-01-24	3,982	3,686
Bank of America, Loan ID - R1D321149797	10.750	01-01-38	2,119	1,962
Bank of America, Loan ID - R1D321159892	8.250	12-01-26	4,867	4,505
Bank of America, Loan ID - R1D321184120	10.125	01-01-52	410	380
Bank of America, Loan ID - R1D321201221	8.250	07-01-25	9,034	8,361
Bank of America, Loan ID - R1D321202019	10.750	10-01-35	4,434	4,104
Bank of America, Loan ID - R1D321268831	8.625	01-01-28	4,305	3,984
Bank of America, Loan ID - R1D321284414	8.750	10-01-27	4,599	4,257
Bank of America, Loan ID - R1D321285469 (I)	0.000	06-01-24	13,393	12,396
Bank of America, Loan ID - R1D321300638	10.750	05-01-36	2,602	2,408
Bank of America, Loan ID - R1D321313401	14.375	09-25-27	866	802
Bank of America, Loan ID - R1D321360714	11.250	10-01-27	4,016	3,717
Bank of America, Loan ID - R1D321366583	10.125	08-01-37	3,271	3,027
Bank of America, Loan ID - R1D321458571 (G)	5.625	05-01-26	15,185	14,054
Bank of America, Loan ID - R1D321462500	8.250	02-01-29	44,191	40,899
Bank of America, Loan ID - R1D321466689	10.750	11-01-43	2,044	1,892
Bank of America, Loan ID - R1D321477062	8.250	12-25-27	7,219	6,681
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D321481073	10.125	01-01-37	4,751	$4,397
Bank of America, Loan ID - R1D321567782 (H)	10.125	07-01-35	6,014	5,566
Bank of America, Loan ID - R1D321657284	8.250	07-01-30	5,607	5,189
Bank of America, Loan ID - R1D321672554 (I)	4.250	02-01-24	68,643	63,529
Bank of America, Loan ID - R1D321680064 (H)	8.625	01-01-28	4,038	3,737
Bank of America, Loan ID - R1D321747032	10.500	02-01-26	4,087	3,783
Bank of America, Loan ID - R1D321772642 (I)	12.875	07-01-24	6,116	5,660
Bank of America, Loan ID - R1D321802346 (H)	10.500	07-01-42	4,244	3,928
Bank of America, Loan ID - R1D321804787	11.250	11-25-27	7,484	6,926
Bank of America, Loan ID - R1D321818469	12.875	05-01-30	6,523	6,037
Bank of America, Loan ID - R1D321840548	10.500	01-01-27	7,307	6,763
Bank of America, Loan ID - R1D321918874	11.875	10-01-37	3,704	3,429
Bank of America, Loan ID - R1D322074278	8.500	11-01-35	10,802	9,997
Bank of America, Loan ID - R1D322667123	8.750	02-25-28	11,566	10,705
Bank of America, Loan ID - R1D323504157 (I)	3.625	02-01-24	22,454	20,781
Bank of America, Loan ID - R1D323613087 (H)	0.000	10-01-31	10,283	9,517
Bank of America, Loan ID - R1D324031544	9.875	04-01-30	17,844	16,514
Bank of America, Loan ID - R1D325026231	10.875	07-01-32	28,629	26,496
Bank of America, Loan ID - R1D325438993	8.250	04-01-32	8,553	7,916
Bank of America, Loan ID - R1D32679861	10.750	12-01-37	1,657	1,534
Bank of America, Loan ID - R1D326967519 (H)	8.750	02-01-30	18,307	16,943
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	8,143	7,536
Bank of America, Loan ID - R1D329973216	4.750	08-01-34	14,472	13,394
Bank of America, Loan ID - R1D330270792	4.000	06-25-28	78,663	72,802
Bank of America, Loan ID - R1D330690727	11.250	09-01-38	3,737	3,458
11	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D331070648	8.625	05-01-37	5,454	$5,048
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,647	9,854
Bank of America, Loan ID - R1D331351411 (H)	8.000	11-01-37	29,529	27,329
Bank of America, Loan ID - R1D331458114	3.500	05-25-28	10,944	10,129
Bank of America, Loan ID - R1D331576772	10.500	12-25-28	2,203	2,039
Bank of America, Loan ID - R1D332396107 (H)	1.000	06-01-28	21,047	19,479
Bank of America, Loan ID - R1D333118907 (H)	8.625	11-01-28	8,773	8,119
Bank of America, Loan ID - R1D333435452 (G)	10.500	11-01-24	7,785	7,205
Bank of America, Loan ID - R1D334715743 (G)	6.500	12-01-36	17,003	15,736
Bank of America, Loan ID - R1D335198863	10.750	02-01-47	8,945	8,278
Bank of America, Loan ID - R1D337634748	8.500	06-01-28	4,171	3,861
Bank of America, Loan ID - R1D338003284 (H)	11.125	09-01-41	20,864	19,310
Bank of America, Loan ID - R1D338042145	11.750	10-01-36	7,282	6,740
Bank of America, Loan ID - R1D338549417	11.750	09-25-28	1,108	1,026
Bank of America, Loan ID - R1D33861070	8.000	01-01-27	16,692	15,449
Bank of America, Loan ID - R1D338772808	10.125	02-01-25	2,542	2,353
Bank of America, Loan ID - R1D338898471	9.000	10-01-37	5,384	4,983
Bank of America, Loan ID - R1D339013845 (I)	12.375	06-01-24	4,329	4,006
Bank of America, Loan ID - R1D339156671	10.750	06-01-27	9,517	8,808
Bank of America, Loan ID - R1D339162089	11.750	10-01-25	7,872	7,286
Bank of America, Loan ID - R1D339392762	8.625	07-01-38	3,812	3,528
Bank of America, Loan ID - R1D339696568	10.125	10-01-28	8,437	7,809
Bank of America, Loan ID - R1D339751518	9.750	07-01-30	5,837	5,402
Bank of America, Loan ID - R1D339870995	12.375	10-25-28	4,760	4,405
Bank of America, Loan ID - R1D339997495	11.750	08-01-31	7,609	7,042
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D340114252	4.625	10-01-28	22,372	$20,705
Bank of America, Loan ID - R1D340286517	11.250	12-01-34	8,358	7,736
Bank of America, Loan ID - R1D340328413	8.750	06-01-48	4,327	4,005
Bank of America, Loan ID - R1D340556545	8.250	08-01-32	12,844	11,887
Bank of America, Loan ID - R1D340682846	4.000	02-01-35	29,793	27,573
Bank of America, Loan ID - R1D340799167	9.625	03-01-25	53,428	49,447
Bank of America, Loan ID - R1D340884636	10.750	09-01-37	7,807	7,225
Bank of America, Loan ID - R1D341172732	10.750	03-01-25	5,440	5,035
Bank of America, Loan ID - R1D341220853 (H)	11.750	10-25-28	12,967	12,001
Bank of America, Loan ID - R1D341275604 (I)	11.750	09-01-24	2,151	1,991
Bank of America, Loan ID - R1D341322613	11.750	12-01-60	2,072	1,918
Bank of America, Loan ID - R1D341390326	11.875	11-01-37	4,015	3,715
Bank of America, Loan ID - R1D341457276	11.750	02-01-28	10,787	9,983
Bank of America, Loan ID - R1D341636404	10.750	11-25-28	10,616	9,825
Bank of America, Loan ID - R1D344823261	10.750	12-01-30	178	165
Bank of America, Loan ID - R1D344880025 (I)	10.750	09-01-24	8,886	8,224
Bank of America, Loan ID - R1D344899622	8.250	07-01-29	32,456	30,038
Bank of America, Loan ID - R1D344988281	8.000	12-01-28	13,902	12,866
Bank of America, Loan ID - R1D345104108	11.250	07-25-29	15,231	14,096
Bank of America, Loan ID - R1D345110610	4.250	01-01-30	50,288	46,541
Bank of America, Loan ID - R1D345137370	10.125	11-01-38	3,415	3,161
Bank of America, Loan ID - R1D345207689	10.625	01-01-52	1,489	1,378
Bank of America, Loan ID - R1D345296610	10.125	04-01-28	14,196	13,138
Bank of America, Loan ID - R1D345477899	10.250	11-01-36	1,341	1,241
Bank of America, Loan ID - R1D345587535 (H)	9.875	11-01-36	27,471	25,424
13	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D345602157	13.125	03-01-37	15,603	$14,441
Bank of America, Loan ID - R1D345670228	10.125	11-25-28	4,061	3,759
Bank of America, Loan ID - R1D345744745 (H)	10.125	08-01-33	7,530	6,969
Bank of America, Loan ID - R1D345890887	10.125	02-01-62	2,516	2,328
Bank of America, Loan ID - R1D345901395 (I)	10.750	03-01-24	5,288	4,894
Bank of America, Loan ID - R1D345907416	10.125	07-01-31	7,174	6,639
Bank of America, Loan ID - R1D345924792	3.750	05-01-35	52,066	48,188
Bank of America, Loan ID - R1D345932279	10.500	12-25-28	3,708	3,432
Bank of America, Loan ID - R1D345954233 (I)	10.500	08-01-24	8,289	7,672
Bank of America, Loan ID - R1D346002313	3.625	09-01-35	119,654	110,740
Bank of America, Loan ID - R1D346131763	9.500	08-01-28	26,434	24,465
Bank of America, Loan ID - R1D346134156	3.500	06-01-30	25,526	23,625
Bank of America, Loan ID - R1D346443425	10.750	09-01-40	4,720	4,368
Bank of America, Loan ID - R1D346861677 (H)	11.000	07-01-24	6,412	5,934
Bank of America, Loan ID - R1D347017838	11.750	04-01-38	4,049	3,748
Bank of America, Loan ID - R1D347088470	10.500	02-01-25	2,105	1,948
Bank of America, Loan ID - R1D347307643	10.625	01-01-29	12,952	11,987
Bank of America, Loan ID - R1D347309299	11.500	11-01-45	11,125	10,296
Bank of America, Loan ID - R1D347380108	11.375	03-01-26	7,918	7,328
Bank of America, Loan ID - R1D347661162	8.625	07-01-25	67	62
Bank of America, Loan ID - R1D347671501	10.000	12-01-32	23,675	21,911
Bank of America, Loan ID - R1D347751726	8.750	12-25-28	8,683	8,036
Bank of America, Loan ID - R1D347751887 (H)	8.250	11-25-28	17,426	16,128
Bank of America, Loan ID - R1D347806979	8.000	06-01-36	2,666	2,467
Bank of America, Loan ID - R1D347878229	9.500	10-05-33	8,510	7,876
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	14

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D348024808 (I)	7.500	09-01-24	24,763	$22,919
Bank of America, Loan ID - R1D348084672	8.000	02-25-29	15,206	14,073
Bank of America, Loan ID - R1D348108123	8.000	07-01-29	73,347	67,883
Bank of America, Loan ID - R1D348255384 (H)	12.625	06-01-35	6,103	5,648
Bank of America, Loan ID - R1D348299081	11.750	01-25-29	8,262	7,647
Bank of America, Loan ID - R1D348672470 (G)	3.000	12-01-31	24,887	23,033
Bank of America, Loan ID - R1D348696252	11.000	03-01-28	8,236	7,622
Bank of America, Loan ID - R1D348943151	11.250	05-01-37	8,534	7,898
Bank of America, Loan ID - R1D349060460	10.500	05-25-29	5,263	4,870
Bank of America, Loan ID - R1D349228775	11.875	07-01-34	3,741	3,462
Bank of America, Loan ID - R1D349499896	9.375	02-25-29	7,396	6,845
Bank of America, Loan ID - R1D351675329	8.000	10-01-33	32,883	30,434
Bank of America, Loan ID - R1D351889492	8.250	09-01-28	43,371	40,140
Bank of America, Loan ID - R1D352062298	9.500	06-01-28	32,077	29,687
Bank of America, Loan ID - R1D354445591	8.750	03-01-27	7,078	6,550
Bank of America, Loan ID - R1D355097223	9.375	12-01-55	23,132	21,408
Bank of America, Loan ID - R1D355097959	5.000	08-01-25	122,954	113,794
Bank of America, Loan ID - R1D355403629	11.875	05-01-48	500	462
Bank of America, Loan ID - R1D356173883	8.250	09-01-30	37,410	34,623
Bank of America, Loan ID - R1D356181172	8.250	06-25-29	18,026	16,683
Bank of America, Loan ID - R1D356499075 (I)	10.750	03-01-24	5,010	4,637
Bank of America, Loan ID - R1D356699520	4.000	09-01-25	24,444	22,623
Bank of America, Loan ID - R1D356859476 (I)	8.500	04-01-24	11,302	10,460
Bank of America, Loan ID - R1D357357292	11.750	12-01-32	8,112	7,508
Bank of America, Loan ID - R1D359564954	3.750	12-01-30	105,182	97,346
15	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D360095964 (I)	10.500	01-01-24	12,065	$11,166
Bank of America, Loan ID - R1D360234127	8.250	01-01-37	26,189	24,238
Bank of America, Loan ID - R1D360265715	11.250	03-01-35	5,211	4,822
Bank of America, Loan ID - R1D36034652	10.250	11-01-35	5,704	5,279
Bank of America, Loan ID - R1D361381490	8.250	02-01-27	15,702	14,532
Bank of America, Loan ID - R1D361469782	10.125	11-01-36	4,387	4,060
Bank of America, Loan ID - R1D361537011	4.130	05-25-29	210,220	194,559
Bank of America, Loan ID - R1D361608499	10.250	05-01-58	5,206	4,818
Bank of America, Loan ID - R1D361739084	8.000	12-01-32	3,930	3,637
Bank of America, Loan ID - R1D361892055 (G)	11.250	01-01-32	8,804	8,148
Bank of America, Loan ID - R1D361936975	8.250	05-01-36	22,494	20,818
Bank of America, Loan ID - R1D361948846	9.500	09-01-51	1,141	1,056
Bank of America, Loan ID - R1D362044297	9.250	06-01-35	15,897	14,712
Bank of America, Loan ID - R1D362044305	9.250	05-01-31	15,902	14,717
Bank of America, Loan ID - R1D362088294 (I)	8.750	08-01-24	66,465	61,514
Bank of America, Loan ID - R1D362185211 (H)	8.250	05-25-29	51,849	47,986
Bank of America, Loan ID - R1D362668892	3.875	06-01-25	36,741	34,003
Bank of America, Loan ID - R1D362733412 (H)	10.500	08-01-27	5,061	4,684
Bank of America, Loan ID - R1D362756193	10.125	06-25-29	1,239	1,146
Bank of America, Loan ID - R1D363207796	8.250	07-01-29	67,252	62,241
Bank of America, Loan ID - R1D363420996 (H)	11.000	05-25-29	11,144	10,314
Bank of America, Loan ID - R1D363599719	9.875	08-01-29	126,310	116,899
Bank of America, Loan ID - R1D363833514	8.625	05-01-28	10,725	9,926
Bank of America, Loan ID - R1D363873763 (H)	2.000	08-01-29	43,163	39,947
Bank of America, Loan ID - R1D363893233	3.750	05-01-30	155,560	143,970
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	16

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D363899752	11.750	11-01-37	7,582	$7,017
Bank of America, Loan ID - R1D363904900	8.000	07-01-30	23,550	21,796
Bank of America, Loan ID - R1D364621981	9.500	12-01-47	2,531	2,342
Bank of America, Loan ID - R1D36487518	10.125	01-01-30	772	715
Bank of America, Loan ID - R1D36498874	10.875	11-01-35	1,820	1,684
Bank of America, Loan ID - R1D365497744	3.625	05-01-30	94,631	87,581
Bank of America, Loan ID - R1D365732055	8.250	02-01-48	6,614	6,121
Bank of America, Loan ID - R1D366122718	10.625	10-01-38	3,889	3,599
Bank of America, Loan ID - R1D36627178	3.875	04-01-31	85,280	78,926
Bank of America, Loan ID - R1D366643686	9.375	09-25-29	41,400	38,316
Bank of America, Loan ID - R1D366683283	9.500	08-01-64	25,676	23,763
Bank of America, Loan ID - R1D366831278	8.000	08-25-29	12,542	11,607
Bank of America, Loan ID - R1D366865047	11.750	08-25-29	6,269	5,802
Bank of America, Loan ID - R1D366899536	4.875	12-01-35	39,142	36,226
Bank of America, Loan ID - R1D366957506	11.250	04-01-37	19,135	17,710
Bank of America, Loan ID - R1D367129539 (G)	10.125	03-01-25	11,111	10,283
Bank of America, Loan ID - R1D367146938	9.375	04-01-32	11,160	10,329
Bank of America, Loan ID - R1D367318342	10.125	07-01-27	4,502	4,166
Bank of America, Loan ID - R1D367340376	9.375	03-01-48	31,011	28,700
Bank of America, Loan ID - R1D36749564 (H)	11.500	06-01-35	18	17
Bank of America, Loan ID - R1D367593182	8.500	09-01-25	42,015	38,885
Bank of America, Loan ID - R1D367822183	8.625	08-25-29	12,420	11,494
Bank of America, Loan ID - R1D367978692	10.500	02-01-25	10,495	9,713
Bank of America, Loan ID - R1D367979468	10.625	09-01-28	9,963	9,221
Bank of America, Loan ID - R1D368071015 (I)	8.500	08-01-24	13,593	12,580
17	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D368227582 (G)	5.875	12-01-28	21,913	$20,281
Bank of America, Loan ID - R1D368465662	10.500	06-01-26	1,500	1,388
Bank of America, Loan ID - R1D37065578	10.000	05-01-41	3,111	2,879
Bank of America, Loan ID - R1D377116667 (H)	12.125	08-01-24	9,988	9,244
Bank of America, Loan ID - R1D378464847	9.875	09-25-29	15,144	14,015
Bank of America, Loan ID - R1D382472688 (G)	6.500	11-01-28	100,524	93,035
Bank of America, Loan ID - R1D382866130	3.750	02-01-31	244,927	226,680
Bank of America, Loan ID - R1D383023953	8.000	07-01-28	41,980	38,853
Bank of America, Loan ID - R1D383930490	8.000	05-01-37	25,701	23,787
Bank of America, Loan ID - R1D383989247	8.000	01-01-34	13,819	12,790
Bank of America, Loan ID - R1D384203747	3.750	10-25-29	182,857	169,234
Bank of America, Loan ID - R1D384640739	8.875	12-01-30	11,885	10,999
Bank of America, Loan ID - R1D385022522	8.250	10-01-29	41,414	38,328
Bank of America, Loan ID - R1D386282717	8.625	11-25-29	2,013	1,863
Bank of America, Loan ID - R1D396995685	4.375	03-01-26	503,904	466,859
Bank of America, Loan ID - R1D397015502	8.625	05-25-30	12,029	11,133
Bank of America, Loan ID - R1D39701670	14.375	04-01-28	6,877	6,364
Bank of America, Loan ID - R1D4135626031	9.500	10-11-35	57,290	41,117
Bank of America, Loan ID - R1D4135626439	4.410	11-15-31	149,873	107,564
Bank of America, Loan ID - R1D4135734289	8.500	11-24-35	22,403	16,079
Bank of America, Loan ID - R1D4142769943 (G)	8.750	05-24-36	19,984	14,343
Bank of America, Loan ID - R1D4142800616	8.500	04-25-36	12,385	8,889
Bank of America, Loan ID - R1D4142828361	8.750	04-19-36	46,631	33,467
Bank of America, Loan ID - R1D4142856650	8.500	06-23-36	33,380	23,957
Bank of America, Loan ID - R1D4142878025	5.000	04-25-36	163,218	117,142
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	18

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-36	57,047	$40,942
Bank of America, Loan ID - R1D4159368640	8.500	10-01-36	55,713	39,986
Bank of America, Loan ID - R1D4176255967 (H)	9.125	07-25-32	19,231	13,802
Bank of America, Loan ID - R1D4872500158	5.125	08-01-55	9,765	7,008
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	161,162	115,666
Bank of America, Loan ID - R1D4875021313	8.840	02-01-34	9,268	6,652
Bank of America, Loan ID - R1D4875387526 (G)	7.640	01-01-29	21,431	15,381
Bank of America, Loan ID - R1D4875700321 (G)	7.100	06-30-30	17,365	12,463
Bank of America, Loan ID - R1D4875704583 (G)	7.750	09-22-30	10,623	7,624
Bank of America, Loan ID - R1D4875758189 (G)	2.740	03-29-33	383,607	275,314
Bank of America, Loan ID - R1D4875958325 (H)	8.440	12-01-31	16,492	11,836
Bank of America, Loan ID - R1D4875960106 (G)	8.090	04-15-32	40,573	29,120
Bank of America, Loan ID - R1D4875973630 (G)	8.090	03-01-31	22,201	15,934
Bank of America, Loan ID - R1D4876049582 (G)	8.240	07-18-32	18,292	13,128
Bank of America, Loan ID - R1D4876317082 (H)	7.490	07-29-30	59,371	42,611
Bank of America, Loan ID - R1D4876484679 (G)	7.740	06-26-31	99,115	71,135
Bank of America, Loan ID - R1D4876635543	7.740	09-17-32	23,473	16,847
Bank of America, Loan ID - R1D4876762155 (H)	7.740	01-16-36	60,388	43,341
Bank of America, Loan ID - R1D4876763347 (G)	4.375	01-03-54	343,203	246,317
Bank of America, Loan ID - R1D4876765322 (H)	7.990	05-25-35	32,202	23,111
Bank of America, Loan ID - R1D4876771641 (G)	2.740	06-01-35	137,964	99,017
Bank of America, Loan ID - R1D4876787441 (H)	3.000	09-01-54	333,844	239,600
Bank of America, Loan ID - R1D4877096402 (G)	9.240	05-01-35	30,803	22,107
Bank of America, Loan ID - R1D4877182962 (H)	5.059	11-12-31	48,719	34,966
Bank of America, Loan ID - R1D4877458965	4.000	10-20-34	54,567	39,163
19	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D4877518821	10.490	10-25-31	17,788	$12,766
Bank of America, Loan ID - R1D4877521188 (G)	6.190	02-09-32	14,088	10,111
Bank of America, Loan ID - R1D625920381	8.750	10-25-29	5,654	4,973
Bank of America, Loan ID - R1D645293729	8.500	11-25-28	2,775	2,441
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	78,257	68,827
Bank of America, Loan ID - R1D65354358	10.875	11-25-29	9,729	8,557
Bank of America, Loan ID - R1D654825694	11.000	10-25-29	398	350
Bank of America, Loan ID - R1D656506660	11.500	06-25-29	6,592	5,797
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	5,544	4,876
Bank of America, Loan ID - R1D659579588	11.375	07-25-29	15,605	13,724
Bank of America, Loan ID - R1D660513322	3.500	08-01-29	43,650	38,390
Bank of America, Loan ID - R1D661194855	12.500	09-25-29	20,417	17,957
Bank of America, Loan ID - R1D661198639	11.500	09-25-29	1,474	1,296
Bank of America, Loan ID - R1D662692977	8.500	07-25-29	16,669	14,661
Bank of America, Loan ID - R1D662956543	10.375	10-25-29	1,434	1,261
Bank of America, Loan ID - R1D663275376	3.625	11-25-29	73,632	64,760
Bank of America, Loan ID - R1D663450913	12.000	10-25-29	8,973	7,891
Bank of America, Loan ID - R1D663679709	11.000	10-25-29	17,413	15,315
Bank of America, Loan ID - R1D663882323	10.375	10-25-29	7,979	7,017
Bank of America, Loan ID - R1D663977877	9.500	12-25-29	6,472	5,692
Bank of America, Loan ID - R1D665123183	8.500	08-25-29	67,474	59,344
Bank of America, Loan ID - R1D665400024	10.500	11-25-29	8,549	7,519
Bank of America, Loan ID - R1D665729948	10.875	10-25-29	3,855	3,390
Bank of America, Loan ID - R1D666174494	11.000	10-25-29	12,150	10,686
Bank of America, Loan ID - R1D666480562	4.500	08-01-29	349,654	307,520
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	20

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D667282831	9.250	08-25-29	14,083	$12,386
Bank of America, Loan ID - R1D667759124	12.000	11-25-29	12,057	10,604
Bank of America, Loan ID - R1D667789897	8.750	10-25-29	782	687
Bank of America, Loan ID - R1D667817878	8.875	08-25-29	34,180	30,061
Bank of America, Loan ID - R1D667955965 (G)	11.375	10-25-29	9,477	8,335
Bank of America, Loan ID - R1D668134805	10.500	11-25-29	14,687	12,917
Bank of America, Loan ID - R1D668175186	8.750	09-25-29	3,761	3,308
Bank of America, Loan ID - R1D668350421	10.500	10-25-29	14,519	12,769
Bank of America, Loan ID - R1D668477927	11.500	10-25-29	20,866	18,352
Bank of America, Loan ID - R1D67101124	12.000	11-25-29	14,010	12,322
Bank of America, Loan ID - R1D67442686	12.750	10-25-29	6,206	5,458
Bank of America, Loan ID - R1D676546412 (G)	5.250	10-25-29	144,930	127,466
Bank of America, Loan ID - R1D676710984	9.750	11-25-29	33,241	29,235
Bank of America, Loan ID - R1D676786718	12.000	10-25-29	5,265	4,631
Bank of America, Loan ID - R1D677095414	9.000	10-25-29	21,449	18,864
Bank of America, Loan ID - R1D677199188	10.625	10-25-29	15,854	13,944
Bank of America, Loan ID - R1D677411237	10.375	10-25-29	9,450	8,311
Bank of America, Loan ID - R1D677428969	11.000	09-25-29	23,325	20,514
Bank of America, Loan ID - R1D677430401	12.000	10-25-29	27,954	24,585
Bank of America, Loan ID - R1D677448552	9.625	10-25-29	9,725	8,553
Bank of America, Loan ID - R1D677449020	9.375	09-25-29	32,380	28,478
Bank of America, Loan ID - R1D677449540	5.875	10-01-29	25,187	22,152
Bank of America, Loan ID - R1D677588112	12.500	08-25-29	17,972	15,807
Bank of America, Loan ID - R1D677759741	10.750	09-25-29	15,522	13,651
Bank of America, Loan ID - R1D677785217	10.000	09-25-29	13,369	11,758
21	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D677785521	9.000	09-25-29	36,505	$32,106
Bank of America, Loan ID - R1D677792417	3.625	09-25-29	28,979	25,487
Bank of America, Loan ID - R1D677910257	8.625	09-25-29	4,693	4,128
Bank of America, Loan ID - R1D678029048	9.750	10-25-29	19,092	16,792
Bank of America, Loan ID - R1D678181187	3.750	10-25-29	90,392	79,499
Bank of America, Loan ID - R1D678288897	12.000	10-25-29	9,957	8,757
Bank of America, Loan ID - R1D678347296	9.875	10-25-29	12,951	11,390
Bank of America, Loan ID - R1D678601292	10.625	10-25-29	28,245	24,842
Bank of America, Loan ID - R1D678715723	10.250	11-25-29	16,028	14,097
Bank of America, Loan ID - R1D678854988	3.250	10-01-29	43,765	38,491
Bank of America, Loan ID - R1D678856716	3.750	10-01-29	72,670	63,914
Bank of America, Loan ID - R1D678986092	11.000	11-25-29	5,243	4,612
Bank of America, Loan ID - R1D678986684	11.250	11-25-29	8,498	7,474
Bank of America, Loan ID - R1D679172828	11.000	11-25-29	10,580	9,305
Bank of America, Loan ID - R1D679180285	13.250	10-25-29	19,300	16,975
Bank of America, Loan ID - R1D679213009	11.625	06-25-29	5,140	4,521
Bank of America, Loan ID - R1D679251070	10.250	11-25-29	40,891	35,964
Bank of America, Loan ID - R1D681746961	11.500	09-25-29	9,288	8,169
Bank of America, Loan ID - R1D681784389 (G)	3.875	09-25-29	379,955	334,170
Bank of America, Loan ID - R1D681930432	11.250	10-25-29	6,351	5,585
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	28,213	24,813
Bank of America, Loan ID - R1D681965866	9.500	10-25-29	10,796	9,495
Bank of America, Loan ID - R1D681977177	9.000	10-25-29	4,203	3,697
Bank of America, Loan ID - R1D682034637	8.500	11-25-29	16,110	14,169
Bank of America, Loan ID - R1D682118266	8.750	10-25-29	13,520	11,891
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	22

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D682137392	3.750	12-25-29	65,475	$57,585
Bank of America, Loan ID - R1D682188145	11.500	10-25-29	11,786	10,366
Bank of America, Loan ID - R1D682238486	9.250	09-25-29	35,773	31,463
Bank of America, Loan ID - R1D682377981	9.000	10-25-29	16,564	14,568
Bank of America, Loan ID - R1D682449041	11.500	10-25-29	15,116	13,294
Bank of America, Loan ID - R1D682585998 (G)	11.500	10-25-29	317	279
Bank of America, Loan ID - R1D682663667	11.000	10-25-29	10,055	8,843
Bank of America, Loan ID - R1D682746907	10.875	10-25-29	18,042	15,868
Bank of America, Loan ID - R1D682800794	10.750	10-25-29	16,071	14,135
Bank of America, Loan ID - R1D682910647	3.875	10-25-29	87,324	76,802
Bank of America, Loan ID - R1D683002263	11.375	11-25-29	19,828	17,438
Bank of America, Loan ID - R1D683013402	8.500	11-25-29	10,585	9,310
Bank of America, Loan ID - R1D683013538	10.750	11-25-29	2,691	2,367
Bank of America, Loan ID - R1D683041593	12.000	10-25-29	1,451	1,276
Bank of America, Loan ID - R1D683086895	10.750	10-25-29	13,760	12,102
Bank of America, Loan ID - R1D683134629	11.000	10-25-29	10,194	8,966
Bank of America, Loan ID - R1D683146203	12.375	10-25-29	6,058	5,328
Bank of America, Loan ID - R1D683164492	3.875	10-25-29	214,890	188,996
Bank of America, Loan ID - R1D683170000 (G)	6.750	10-25-29	17,414	15,315
Bank of America, Loan ID - R1D683247647	10.875	10-25-29	11,100	9,762
Bank of America, Loan ID - R1D683282764	12.625	11-25-29	18,040	15,866
Bank of America, Loan ID - R1D683293716	10.250	10-25-29	30,498	26,823
Bank of America, Loan ID - R1D683355608	8.750	10-25-29	13,831	12,165
Bank of America, Loan ID - R1D683378087	9.000	10-25-29	59,879	52,663
Bank of America, Loan ID - R1D683382736	8.500	10-25-29	6,664	5,861
23	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D683433137	8.500	10-25-29	2,118	$1,862
Bank of America, Loan ID - R1D683508082	9.625	10-25-29	16,767	14,747
Bank of America, Loan ID - R1D683534085	10.750	10-25-29	614	540
Bank of America, Loan ID - R1D683558159	10.750	11-25-29	5,458	4,800
Bank of America, Loan ID - R1D683561889	9.500	10-25-29	7,559	6,648
Bank of America, Loan ID - R1D683594230	4.625	10-01-29	72,515	63,777
Bank of America, Loan ID - R1D683598309	11.500	11-25-29	9,069	7,976
Bank of America, Loan ID - R1D683728065	9.625	10-25-29	17,263	15,183
Bank of America, Loan ID - R1D683791396	9.500	10-25-29	51,959	45,698
Bank of America, Loan ID - R1D683806868	12.000	11-25-29	1,677	1,475
Bank of America, Loan ID - R1D683838320	4.750	10-01-29	23,076	20,295
Bank of America, Loan ID - R1D683843935	8.500	10-25-29	1,135	998
Bank of America, Loan ID - R1D683868522	4.125	10-01-29	59,917	52,697
Bank of America, Loan ID - R1D683884018	11.000	11-25-29	5,614	4,937
Bank of America, Loan ID - R1D683995587	4.375	10-25-29	212,967	187,305
Bank of America, Loan ID - R1D684092694	11.000	10-25-29	1,875	1,649
Bank of America, Loan ID - R1D684137068	11.500	10-25-29	4,999	4,397
Bank of America, Loan ID - R1D684180712	9.750	10-25-29	5,301	4,662
Bank of America, Loan ID - R1D684224954	9.625	11-25-29	5,579	4,907
Bank of America, Loan ID - R1D684283115	9.500	10-25-29	19,272	16,950
Bank of America, Loan ID - R1D684332669	10.375	11-25-29	4,737	4,166
Bank of America, Loan ID - R1D684335286	12.000	10-25-29	7,437	6,541
Bank of America, Loan ID - R1D684401932	4.875	10-01-29	32,291	28,400
Bank of America, Loan ID - R1D684423921	12.750	10-25-29	2,238	1,968
Bank of America, Loan ID - R1D684438382	9.250	11-25-29	41,363	36,379
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	24

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D684449129	9.625	10-25-29	20,704	$18,210
Bank of America, Loan ID - R1D684477402	12.000	10-25-29	14,848	13,058
Bank of America, Loan ID - R1D684517492 (G)	5.625	10-25-29	32,592	28,664
Bank of America, Loan ID - R1D684551330	11.000	11-25-29	3,834	3,372
Bank of America, Loan ID - R1D684623098	8.750	11-25-29	17,538	15,425
Bank of America, Loan ID - R1D684628671	12.000	10-25-29	2,893	2,545
Bank of America, Loan ID - R1D684714187	8.750	10-25-29	15,745	13,848
Bank of America, Loan ID - R1D684718416	12.000	11-25-29	21,596	18,994
Bank of America, Loan ID - R1D684756906	12.000	10-25-29	7,480	6,579
Bank of America, Loan ID - R1D684760509	13.000	11-25-29	4,474	3,935
Bank of America, Loan ID - R1D684779309	9.625	12-25-29	12,130	10,668
Bank of America, Loan ID - R1D684793043	10.375	11-30-29	9,448	8,309
Bank of America, Loan ID - R1D684824695	10.750	10-25-29	2,329	2,048
Bank of America, Loan ID - R1D684846066	10.750	11-25-29	14,362	12,632
Bank of America, Loan ID - R1D684953503	8.500	11-25-29	17,961	15,797
Bank of America, Loan ID - R1D684967411 (G)	4.250	11-25-29	92,711	81,539
Bank of America, Loan ID - R1D684980716	8.875	10-25-29	27,116	23,848
Bank of America, Loan ID - R1D685097423	11.000	10-25-29	1,667	1,466
Bank of America, Loan ID - R1D685221694	12.000	11-25-29	2,785	2,450
Bank of America, Loan ID - R1D685244633	12.000	11-25-29	15,658	13,771
Bank of America, Loan ID - R1D685286302	10.750	11-25-29	8,102	7,126
Bank of America, Loan ID - R1D685302504	10.375	11-25-29	16,347	14,377
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	6,199	5,452
Bank of America, Loan ID - R1D685531245	11.000	12-25-29	1,940	1,706
Bank of America, Loan ID - R1D685834100	12.000	11-25-29	4,752	4,179
25	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D685845319	8.500	11-25-29	52,648	$46,304
Bank of America, Loan ID - R1D685853757	10.375	11-25-29	114	101
Bank of America, Loan ID - R1D685928028	12.000	10-25-29	16,868	14,836
Bank of America, Loan ID - R1D685937267	8.750	11-25-29	10,681	9,394
Bank of America, Loan ID - R1D685945624	5.125	01-01-30	61,447	54,043
Bank of America, Loan ID - R1D685946384	4.750	12-01-29	53,908	47,412
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	8,814	7,752
Bank of America, Loan ID - R1D686107034	4.750	11-01-29	35,285	31,033
Bank of America, Loan ID - R1D686170042 (G)	9.125	11-25-29	144,976	127,506
Bank of America, Loan ID - R1D686179719	9.750	11-25-29	7,404	6,512
Bank of America, Loan ID - R1D686185292	4.875	10-01-29	64,670	56,877
Bank of America, Loan ID - R1D686194538	4.000	12-25-29	106,621	93,773
Bank of America, Loan ID - R1D686204803	8.500	11-25-29	26,553	23,353
Bank of America, Loan ID - R1D686248222	11.500	11-25-29	8,989	7,906
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	5,415	4,762
Bank of America, Loan ID - R1D686392408 (G)	6.250	11-25-29	82,692	72,728
Bank of America, Loan ID - R1D686403257	8.875	11-25-29	8,470	7,449
Bank of America, Loan ID - R1D686417680	4.000	11-25-29	43,610	38,355
Bank of America, Loan ID - R1D686420295	3.875	12-01-29	21,811	19,183
Bank of America, Loan ID - R1D686463364	3.625	11-25-29	42,331	37,230
Bank of America, Loan ID - R1D686481633 (G)	12.000	11-25-29	17,696	15,563
Bank of America, Loan ID - R1D686521219	10.750	11-25-29	3,936	3,462
Bank of America, Loan ID - R1D686527895 (G)	11.000	11-25-29	10,582	9,307
Bank of America, Loan ID - R1D686578566	9.625	12-25-29	9,859	8,671
Bank of America, Loan ID - R1D686606955	8.500	11-25-29	9,487	8,344
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	26

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D686659596	3.625	11-25-29	47,936	$42,160
Bank of America, Loan ID - R1D686677982	11.000	11-25-29	8,566	7,534
Bank of America, Loan ID - R1D686679970	11.000	11-25-29	6,750	5,936
Bank of America, Loan ID - R1D686681422	4.500	11-01-29	50,572	44,478
Bank of America, Loan ID - R1D686730930	4.125	11-01-29	69,953	61,524
Bank of America, Loan ID - R1D686731922	8.875	11-25-29	9,657	8,493
Bank of America, Loan ID - R1D686797077	13.000	11-25-29	6,128	5,389
Bank of America, Loan ID - R1D686877830	8.750	11-25-29	3,050	2,682
Bank of America, Loan ID - R1D686921545	9.000	11-25-29	19,949	17,545
Bank of America, Loan ID - R1D687043683	11.000	11-25-29	11,346	9,978
Bank of America, Loan ID - R1D687049159	9.000	12-25-29	18,092	15,912
Bank of America, Loan ID - R1D687194397	4.250	11-01-29	54,742	48,145
Bank of America, Loan ID - R1D687370577	3.625	11-25-29	121,149	106,551
Bank of America, Loan ID - R1D687663380	3.625	11-25-29	52,154	45,869
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	68,179	50,909
Capital Asset Management, Loan ID - R1D1164563	2.496	07-01-50	470,954	351,661
Capital Asset Management, Loan ID - R1D1164608 (G)	9.020	01-01-39	70,305	52,496
Capital Asset Management, Loan ID - R1D1182587	3.000	09-01-54	100,183	74,807
Capital Asset Management, Loan ID - R1D1182798	5.050	12-01-60	123,544	92,251
Capital Asset Management, Loan ID - R1D1183348 (G)	4.000	05-01-48	40,627	30,336
Capital Asset Management, Loan ID - R1D1183623	12.375	11-01-36	52,374	39,108
Capital Asset Management, Loan ID - R1D1183665	9.000	02-01-62	322,399	240,736
Capital Asset Management, Loan ID - R1D1183940	4.000	07-01-56	109,076	81,447
Capital Asset Management, Loan ID - R1D1184084 (G)	2.000	02-01-49	46,457	34,689
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	65,371	48,813
27	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1184992 (G)	4.000	11-10-43	33,297	$24,863
Capital Asset Management, Loan ID - R1D1185065	3.000	02-01-62	72,392	54,055
Capital Asset Management, Loan ID - R1D1185111	4.000	08-01-53	84,089	62,789
Capital Asset Management, Loan ID - R1D1185232	10.750	10-01-36	87,143	65,070
Capital Asset Management, Loan ID - R1D1213420	7.650	03-01-37	50,974	38,063
Capital Asset Management, Loan ID - R1D1214687 (H)	9.000	01-01-52	146,102	109,095
Capital Asset Management, Loan ID - R1D1214825 (G)	10.250	02-01-37	124,866	93,237
Capital Asset Management, Loan ID - R1D1216036 (H)	10.000	03-19-62	47,147	35,205
Capital Asset Management, Loan ID - R1D1233673 (H)	11.000	02-15-27	8,605	6,425
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	20,066	14,983
Capital Asset Management, Loan ID - R1D1250210	7.350	04-15-32	152,119	113,587
Capital Asset Management, Loan ID - R1D1250878	7.500	10-25-38	5,670	4,234
Capital Asset Management, Loan ID - R1D1251042 (H)	6.000	07-05-41	41,021	30,630
Capital Asset Management, Loan ID - R1D1251729	4.000	04-06-29	16,483	12,308
Capital Asset Management, Loan ID - R1D1252559	5.500	08-10-37	54,238	40,500
Capital Asset Management, Loan ID - R1D1253196	4.250	12-01-49	23,762	17,743
Capital Asset Management, Loan ID - R1D1270232	6.696	12-01-32	8,939	6,675
Capital Asset Management, Loan ID - R1D1270489	4.999	02-01-25	5,752	4,295
Capital Asset Management, Loan ID - R1D1270661 (G)	4.625	04-01-24	2,400	1,792
Capital Asset Management, Loan ID - R1D1270777 (H)	4.000	03-01-34	67,142	50,135
Capital Asset Management, Loan ID - R1D1271079	4.999	10-01-38	32,846	24,526
Capital Asset Management, Loan ID - R1D1271156 (H)	4.875	02-01-40	38,609	28,829
Capital Asset Management, Loan ID - R1D1272159	11.496	04-01-28	12,691	9,477
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	15,876	11,855
Capital Asset Management, Loan ID - R1D1273594	8.004	06-01-34	10,220	7,631
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	28

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1282178	3.500	11-01-38	63,058	$47,085
Capital Asset Management, Loan ID - R1D1282763	4.500	12-01-36	15,447	11,534
Capital Asset Management, Loan ID - R1D1282909	2.000	06-01-50	23,112	17,258
Capital Asset Management, Loan ID - R1D1282990	7.000	11-01-34	13,601	10,156
Capital Asset Management, Loan ID - R1D1283326	4.000	05-01-36	76,106	56,828
Capital Asset Management, Loan ID - R1D1284156	4.000	11-01-49	29,676	22,159
Capital Asset Management, Loan ID - R1D1284260	4.500	11-01-36	19,472	14,540
Capital Asset Management, Loan ID - R1D1285038	7.750	11-01-37	100,518	75,057
Capital Asset Management, Loan ID - R1D1285155	4.625	01-01-38	709	530
Capital Asset Management, Loan ID - R1D1285308	9.125	12-01-38	32,138	23,997
Capital Asset Management, Loan ID - R1D1314052	2.000	06-01-48	74,846	55,887
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	08-22-31	1,351	1,009
Capital Asset Management, Loan ID - R1D1314557 (G)	12.514	11-12-21	3,250	2,427
Capital Asset Management, Loan ID - R1D1314706 (G)	4.000	08-03-46	76,666	57,247
Capital Asset Management, Loan ID - R1D1314775 (H)	4.000	10-28-37	21,934	16,378
Capital Asset Management, Loan ID - R1D1314892	2.000	07-28-33	9,277	6,927
Capital Asset Management, Loan ID - R1D1315361	4.000	11-10-39	52,662	39,322
Capital Asset Management, Loan ID - R1D1315396	4.000	06-28-26	1,556	1,162
Capital Asset Management, Loan ID - R1D1315686	4.000	09-28-40	27,401	20,461
Capital Asset Management, Loan ID - R1D1316119	15.500	02-16-26	3,838	2,866
Capital Asset Management, Loan ID - R1D1316742 (H)	3.500	07-25-42	34,794	25,981
Capital Asset Management, Loan ID - R1D1316964	6.000	07-01-57	55,117	41,156
Capital Asset Management, Loan ID - R1D1317365	4.000	02-01-48	30,234	22,576
Capital Asset Management, Loan ID - R1D1317596 (G)	6.000	07-02-34	38,765	28,946
Capital Asset Management, Loan ID - R1D1317620	7.000	05-01-32	74,642	55,736
29	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1317738 (H)	3.000	06-01-58	75,795	$56,596
Capital Asset Management, Loan ID - R1D1318197	2.000	08-09-37	50,494	37,704
Capital Asset Management, Loan ID - R1D1318692	0.000	10-14-27	3,346	2,498
Capital Asset Management, Loan ID - R1D1318890	0.000	03-27-33	8,436	6,300
Capital Asset Management, Loan ID - R1D1319206	0.001	09-13-25	1,294	966
Capital Asset Management, Loan ID - R1D1320040 (H)	0.000	01-12-28	3,198	2,388
Capital Asset Management, Loan ID - R1D1320277	0.000	03-29-25	438	327
Capital Asset Management, Loan ID - R1D1320523	14.875	09-23-25	2,266	1,692
Capital Asset Management, Loan ID - R1D1320554	0.000	06-12-28	2,891	2,159
Capital Asset Management, Loan ID - R1D1320600	0.000	01-19-30	4,193	3,131
Capital Asset Management, Loan ID - R1D1320611	0.000	06-18-53	12,417	9,272
Capital Asset Management, Loan ID - R1D1320655	0.000	03-21-26	1,396	1,043
Capital Asset Management, Loan ID - R1D1320758	0.000	12-15-34	5,298	3,956
Capital Asset Management, Loan ID - R1D1320769	0.000	07-28-30	4,575	3,416
Capital Asset Management, Loan ID - R1D1320882	0.001	10-15-27	3,826	2,857
Capital Asset Management, Loan ID - R1D1330294	11.000	12-01-24	548	409
Capital Asset Management, Loan ID - R1D1330504 (G)	0.000	09-15-31	8,185	6,112
Capital Asset Management, Loan ID - R1D1330858	16.000	07-01-36	56,016	41,827
Capital Asset Management, Loan ID - R1D1331024 (H)	12.389	01-15-23	14,346	10,712
Capital Asset Management, Loan ID - R1D1331435 (G)	13.930	04-04-24	20,710	15,464
Capital Asset Management, Loan ID - R1D1331710 (G)	0.000	11-01-35	26,390	19,705
Capital Asset Management, Loan ID - R1D1331723	5.000	10-01-51	43,962	32,827
Capital Asset Management, Loan ID - R1D1332032	0.000	08-01-35	11,441	8,543
Capital Asset Management, Loan ID - R1D1332368 (G)	0.000	06-01-26	12,377	9,242
Capital Asset Management, Loan ID - R1D1332371	0.000	08-01-38	27,054	20,201
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	30

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1332645	10.000	09-01-31	11,672	$8,716
Capital Asset Management, Loan ID - R1D1332898	0.000	03-01-37	22,119	16,516
Capital Asset Management, Loan ID - R1D1332973	10.000	08-01-38	9,521	7,109
Capital Asset Management, Loan ID - R1D1333226	0.000	09-01-25	40,644	30,349
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	12,551	9,372
Capital Asset Management, Loan ID - R1D1333604 (G)	0.000	12-01-37	55,699	41,591
Capital Asset Management, Loan ID - R1D1333763 (H)	0.000	08-19-18	58	43
Capital Asset Management, Loan ID - R1D1333871 (H)	14.128	04-13-47	18,685	13,952
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	30,440	22,729
Capital Asset Management, Loan ID - R1D1333990 (G)	0.000	12-01-35	71,660	53,508
Capital Asset Management, Loan ID - R1D1334016	10.000	06-01-36	5,800	4,331
Capital Asset Management, Loan ID - R1D1334290 (H)	14.442	08-11-24	16,863	12,591
Capital Asset Management, Loan ID - R1D1334425	0.000	10-01-37	22,548	16,837
Capital Asset Management, Loan ID - R1D1343795	8.625	06-01-35	5,948	4,441
Capital Asset Management, Loan ID - R1D1343906	0.000	08-01-33	39,768	29,694
Capital Asset Management, Loan ID - R1D1343962	0.000	12-01-32	31,291	23,365
Capital Asset Management, Loan ID - R1D1344031	6.500	05-01-47	72,907	54,440
Capital Asset Management, Loan ID - R1D1344132	6.375	05-01-36	69,066	51,572
Capital Asset Management, Loan ID - R1D1344220	4.000	02-01-48	83,975	62,704
Capital Asset Management, Loan ID - R1D1344325	4.880	03-01-28	6,156	4,597
Capital Asset Management, Loan ID - R1D1346422	0.000	10-01-41	38,381	28,659
Capital Asset Management, Loan ID - R1D1346507	0.000	03-01-36	36,456	27,222
Capital Asset Management, Loan ID - R1D1346637	0.000	07-01-27	6,109	4,562
Capital Asset Management, Loan ID - R1D1346756	3.250	06-25-26	3,347	2,499
Capital Asset Management, Loan ID - R1D1347209	4.875	05-28-31	89,201	66,606
31	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1347245	0.000	09-19-27	20,104	$15,012
Capital Asset Management, Loan ID - R1D1347265	0.000	09-01-47	109,838	82,016
Capital Asset Management, Loan ID - R1D1347290	0.000	08-28-45	37,244	27,810
Capital Asset Management, Loan ID - R1D1347456	5.000	06-12-36	174,716	130,460
Capital Asset Management, Loan ID - R1D1347760	0.000	04-15-49	48,746	36,398
Capital Asset Management, Loan ID - R1D1372678	14.726	11-15-24	11,977	8,943
Capital Asset Management, Loan ID - R1D1372940 (G)	6.000	02-01-26	4,647	3,470
Capital Asset Management, Loan ID - R1D1373109	14.300	01-01-35	13,399	10,005
Capital Asset Management, Loan ID - R1D1373336 (G)	4.250	07-01-22	2,625	1,960
Capital Asset Management, Loan ID - R1D1373352 (H)	10.720	12-01-28	12,446	9,293
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	10-01-24	5,126	3,828
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	06-01-28	10,350	7,728
Capital Asset Management, Loan ID - R1D1374845	14.442	02-01-27	7,785	5,813
Capital Asset Management, Loan ID - R1D1374951	4.000	04-26-32	10,723	8,007
Capital Asset Management, Loan ID - R1D1375028	14.350	06-01-29	11,262	8,410
Capital Asset Management, Loan ID - R1D1376601 (G)	5.250	08-01-21	4,363	3,258
Capital Asset Management, Loan ID - R1D1377352	14.310	07-01-27	10,123	7,559
Capital Asset Management, Loan ID - R1D1377633	8.556	01-01-29	6,280	4,689
Capital Asset Management, Loan ID - R1D1377868 (I)	14.730	03-03-24	4,400	3,286
Capital Asset Management, Loan ID - R1D1377871 (G)	14.600	10-01-21	6,750	5,040
Capital Asset Management, Loan ID - R1D1377909 (G)	14.069	04-01-22	6,685	4,992
Capital Asset Management, Loan ID - R1D1379215	10.692	04-01-32	12,174	9,090
Capital Asset Management, Loan ID - R1D1379345 (H)	14.069	07-01-24	12,643	9,441
Capital Asset Management, Loan ID - R1D1379406 (G)	5.750	09-01-25	8,277	6,180
Capital Asset Management, Loan ID - R1D1379505 (G)	5.250	06-01-21	5,244	3,916
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	32

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1381089	14.290	01-01-27	7,590	$5,668
Capital Asset Management, Loan ID - R1D1382459 (G)	11.290	09-01-24	8,526	6,367
Capital Asset Management, Loan ID - R1D1382688 (H)	10.480	10-01-28	5,135	3,834
Capital Asset Management, Loan ID - R1D1383326	11.450	08-01-30	8,697	6,494
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	7,862	5,871
Capital Asset Management, Loan ID - R1D1383904 (G)	14.447	04-01-26	8,518	6,361
Capital Asset Management, Loan ID - R1D1384406 (H)	14.148	07-01-23	9,112	6,804
Capital Asset Management, Loan ID - R1D1384420 (G)	14.350	02-01-24	8,976	6,702
Capital Asset Management, Loan ID - R1D1385696	13.400	11-01-40	8,482	6,334
Capital Asset Management, Loan ID - R1D1385744	13.340	12-22-31	11,269	8,415
Capital Asset Management, Loan ID - R1D1385799	11.100	09-01-31	17,597	13,139
Capital Asset Management, Loan ID - R1D1386024 (H)	8.688	05-01-28	6,346	4,739
Capital Asset Management, Loan ID - R1D1386273	9.960	11-01-28	8,028	5,994
Capital Asset Management, Loan ID - R1D1386378 (H)	14.140	08-01-25	3,100	2,315
Capital Asset Management, Loan ID - R1D1386617	14.140	05-15-29	8,993	6,715
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	02-19-34	12,591	9,402
Capital Asset Management, Loan ID - R1D1387438	12.996	04-01-27	6,548	4,889
Capital Asset Management, Loan ID - R1D1387610 (H)	13.656	09-23-32	13,567	10,131
Capital Asset Management, Loan ID - R1D1388178	12.000	06-01-25	4,872	3,638
Capital Asset Management, Loan ID - R1D1388286	6.996	01-01-31	14,623	10,919
Capital Asset Management, Loan ID - R1D1388781	14.660	12-20-35	13,649	10,192
Capital Asset Management, Loan ID - R1D138888 (G)	3.000	05-01-57	25,694	19,186
Capital Asset Management, Loan ID - R1D1388909 (G)	5.250	10-01-21	8,312	6,206
Capital Asset Management, Loan ID - R1D1388910	7.000	01-01-29	9,115	6,806
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	14,312	10,687
33	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	05-05-25	6,465	$4,827
Capital Asset Management, Loan ID - R1D1390407 (G)	6.000	01-01-21	5,642	4,213
Capital Asset Management, Loan ID - R1D1391149 (G)	14.280	03-01-20	848	633
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	10,366	7,740
Capital Asset Management, Loan ID - R1D1391842 (H)	13.970	06-28-35	14,995	11,196
Capital Asset Management, Loan ID - R1D1392359	6.000	05-01-31	7,792	5,818
Capital Asset Management, Loan ID - R1D1392485 (G)	8.304	02-01-22	8,524	6,365
Capital Asset Management, Loan ID - R1D1392492	9.000	05-01-61	18,512	13,823
Capital Asset Management, Loan ID - R1D1392795 (H)	5.000	11-01-21	5,716	4,268
Capital Asset Management, Loan ID - R1D1392980 (G)	0.000	09-01-25	6,998	5,226
Capital Asset Management, Loan ID - R1D1393130 (G)	4.000	02-01-29	7,389	5,517
Capital Asset Management, Loan ID - R1D1394137	14.070	02-28-34	8,989	6,712
Capital Asset Management, Loan ID - R1D1394267 (G)	4.500	10-01-22	6,293	4,699
Capital Asset Management, Loan ID - R1D1394335	6.996	08-01-31	9,255	6,911
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	10,732	8,013
Capital Asset Management, Loan ID - R1D1395006	13.690	02-28-30	9,021	6,736
Capital Asset Management, Loan ID - R1D1395284	14.840	04-01-37	6,873	5,132
Capital Asset Management, Loan ID - R1D1395613 (H)	14.810	02-01-23	14,939	11,155
Capital Asset Management, Loan ID - R1D1399385 (G)	5.250	10-22-21	2,114	1,578
Capital Asset Management, Loan ID - R1D1400833	9.000	07-01-31	30,813	23,008
Capital Asset Management, Loan ID - R1D1401070	5.000	06-01-25	49,996	37,332
Capital Asset Management, Loan ID - R1D1401643	10.000	05-01-36	79,697	59,510
Capital Asset Management, Loan ID - R1D1402424	11.000	10-01-31	13,627	10,176
Capital Asset Management, Loan ID - R1D1402439	9.000	10-01-41	52,845	39,460
Capital Asset Management, Loan ID - R1D1403559	0.000	04-29-30	4,861	3,630
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	34

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1404136	0.000	06-01-37	18,827	$14,058
Capital Asset Management, Loan ID - R1D1404279	0.000	11-17-37	26,825	20,030
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,147	18,030
Capital Asset Management, Loan ID - R1D1404613 (G)	10.000	04-01-25	13,964	10,427
Capital Asset Management, Loan ID - R1D1405209	0.000	08-06-37	46,999	35,094
Capital Asset Management, Loan ID - R1D1405315	0.000	11-01-36	10,693	7,984
Capital Asset Management, Loan ID - R1D1405456	3.000	12-01-32	16,010	11,955
Capital Asset Management, Loan ID - R1D1405485 (H)	8.000	02-01-32	35,587	26,573
Capital Asset Management, Loan ID - R1D1406200 (G)	6.000	04-01-29	66,494	49,651
Capital Asset Management, Loan ID - R1D1406329 (G)	7.000	04-01-35	71,413	53,324
Capital Asset Management, Loan ID - R1D1407533	0.000	03-26-37	85,977	64,199
Capital Asset Management, Loan ID - R1D1407869	0.000	08-30-28	2,934	2,191
Capital Asset Management, Loan ID - R1D1408372	0.000	07-26-30	7,589	5,666
Capital Asset Management, Loan ID - R1D1409498	9.000	12-01-39	58,615	43,768
Capital Asset Management, Loan ID - R1D1409506	9.000	10-01-36	36,614	27,339
Capital Asset Management, Loan ID - R1D1409607	7.000	09-01-26	6,728	5,024
Capital Asset Management, Loan ID - R1D1410621 (H)	10.000	11-30-37	169,739	126,744
Capital Asset Management, Loan ID - R1D1493873 (H)	6.750	08-20-29	96,719	72,220
Capital Asset Management, Loan ID - R1D1493895	6.500	11-20-33	52,000	38,828
Capital Asset Management, Loan ID - R1D1494672	5.000	01-01-40	20,671	15,435
Capital Asset Management, Loan ID - R1D1495224	0.000	09-01-30	165,812	123,812
Capital Asset Management, Loan ID - R1D1495602	0.000	10-08-29	574	429
Capital Asset Management, Loan ID - R1D1500901 (H)	0.000	09-29-25	1,184	884
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	27,450	20,497
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	359,777	268,645
35	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1582022	3.125	05-01-30	28,967	$21,630
Capital Asset Management, Loan ID - R1D1582110	3.000	07-23-28	10,291	7,684
Capital Asset Management, Loan ID - R1D1582190 (H)	2.000	06-01-28	11,976	8,942
Capital Asset Management, Loan ID - R1D1582271 (G)	7.000	10-01-28	18,747	13,999
Capital Asset Management, Loan ID - R1D1582336 (G)	14.500	09-26-28	5,421	4,048
Capital Asset Management, Loan ID - R1D1582428	3.000	01-01-43	75,114	56,087
Capital Asset Management, Loan ID - R1D1582473	13.250	11-26-28	7,430	5,548
Capital Asset Management, Loan ID - R1D1582572	5.000	02-01-29	3,057	2,283
Capital Asset Management, Loan ID - R1D1582688 (G)	6.750	02-01-30	15,939	11,901
Capital Asset Management, Loan ID - R1D1582848 (G)	13.990	05-24-32	13,066	9,757
Capital Asset Management, Loan ID - R1D1582910	14.000	07-19-29	13,577	10,138
Capital Asset Management, Loan ID - R1D1583003	14.125	07-26-29	7,488	5,591
Capital Asset Management, Loan ID - R1D1583072	12.400	08-18-29	35,432	26,457
Capital Asset Management, Loan ID - R1D1583115	12.990	09-01-29	20,329	15,180
Capital Asset Management, Loan ID - R1D1583160	14.500	10-01-29	13,080	9,767
Capital Asset Management, Loan ID - R1D1583173	12.125	09-14-29	28,283	21,119
Capital Asset Management, Loan ID - R1D1583207 (H)	5.000	10-01-31	28,047	20,943
Capital Asset Management, Loan ID - R1D1583243	5.000	01-01-25	291	217
Capital Asset Management, Loan ID - R1D1583276	4.000	04-01-31	22,203	16,579
Capital Asset Management, Loan ID - R1D1583331 (H)	4.000	06-01-27	11,483	8,575
Capital Asset Management, Loan ID - R1D1583357	6.500	06-01-28	9,831	7,341
Capital Asset Management, Loan ID - R1D1583454	5.000	02-28-35	25,210	18,824
Capital Asset Management, Loan ID - R1D1583654	5.000	05-01-35	18,908	14,119
Capital Asset Management, Loan ID - R1D1583726	3.000	09-03-35	13,908	10,385
Capital Asset Management, Loan ID - R1D1583836	11.750	06-27-30	23,268	17,374
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	36

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1583852	5.000	05-01-36	25,391	$18,960
Capital Asset Management, Loan ID - R1D1583960	5.000	03-01-35	12,203	9,112
Capital Asset Management, Loan ID - R1D1584039	13.350	08-04-25	3,617	2,701
Capital Asset Management, Loan ID - R1D1584055	10.950	09-01-25	5,873	4,385
Capital Asset Management, Loan ID - R1D1584390	6.000	12-01-30	5,153	3,847
Capital Asset Management, Loan ID - R1D1584462 (G)	5.000	09-01-29	14,442	10,784
Capital Asset Management, Loan ID - R1D1584480	5.875	06-01-25	3,668	2,739
Capital Asset Management, Loan ID - R1D1584516	8.000	07-01-32	46,003	34,350
Capital Asset Management, Loan ID - R1D1584642	13.700	05-20-30	6,517	4,867
Capital Asset Management, Loan ID - R1D1584662	5.000	12-09-35	22,133	16,527
Capital Asset Management, Loan ID - R1D1584697	4.875	02-01-36	24,446	18,254
Capital Asset Management, Loan ID - R1D1584709 (G)	2.000	02-01-31	9,293	6,939
Capital Asset Management, Loan ID - R1D1584745 (H)	4.000	12-01-36	23,415	17,484
Capital Asset Management, Loan ID - R1D1584804	11.700	02-24-31	52,353	39,092
Capital Asset Management, Loan ID - R1D1584828	12.375	04-01-31	18,385	13,728
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	22,414	16,736
Capital Asset Management, Loan ID - R1D1584860	12.250	04-01-31	18,665	13,937
Capital Asset Management, Loan ID - R1D1584895	14.125	05-01-26	11,229	8,385
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,906
Capital Asset Management, Loan ID - R1D1585322	5.000	07-08-29	3,615	2,699
Capital Asset Management, Loan ID - R1D1585429	5.000	08-06-29	10,116	7,554
Capital Asset Management, Loan ID - R1D1585719	5.000	11-16-29	9,346	6,979
PPR Capital Management, Loan ID - R1D51210010011	6.400	11-01-51	79,427	53,240
PPR Capital Management, Loan ID - R1D51303030492 (G)	8.750	10-01-62	47,453	31,808
PPR Capital Management, Loan ID - R1D51403030022 (G)	9.125	09-01-25	153,801	103,093
37	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51403030038	7.000	08-01-46	130,865	$87,719
PPR Capital Management, Loan ID - R1D51403030279 (G)	5.100	10-01-36	59,382	39,804
PPR Capital Management, Loan ID - R1D51403030352	9.150	11-01-35	50,144	33,611
PPR Capital Management, Loan ID - R1D51403030422	9.250	11-01-49	57,736	38,700
PPR Capital Management, Loan ID - R1D51403030461	9.500	03-01-49	65,429	43,857
PPR Capital Management, Loan ID - R1D51403030510	8.500	06-21-46	50,890	34,112
PPR Capital Management, Loan ID - R1D51403030942	9.900	02-04-27	9,720	6,516
PPR Capital Management, Loan ID - R1D51403030948 (G)	9.900	05-22-38	23,064	15,460
PPR Capital Management, Loan ID - R1D51403031082	7.000	05-01-36	11,845	7,940
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	9,377	6,285
PPR Capital Management, Loan ID - R1D51506010018	5.000	02-01-26	2,150	1,441
PPR Capital Management, Loan ID - R1D51506010033	5.000	09-14-31	4,797	3,216
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	69,086	46,308
PPR Capital Management, Loan ID - R1D51506010151	9.000	06-07-48	64,332	43,122
PPR Capital Management, Loan ID - R1D51506010441	5.125	07-01-46	28,896	19,369
PPR Capital Management, Loan ID - R1D51506010444	9.500	01-01-52	51,819	34,734
PPR Capital Management, Loan ID - R1D51506010469 (G)	9.750	09-01-36	23,928	16,039
PPR Capital Management, Loan ID - R1D51506010495	5.000	12-01-48	41,788	28,011
PPR Capital Management, Loan ID - R1D51506010543	4.750	02-20-33	12,708	8,518
PPR Capital Management, Loan ID - R1D51506010577	3.000	05-20-33	7,450	4,994
PPR Capital Management, Loan ID - R1D51506010671	9.750	08-01-31	12,489	8,371
PPR Capital Management, Loan ID - R1D51506010697	9.125	08-20-36	45,700	30,633
PPR Capital Management, Loan ID - R1D51506010718	5.500	05-20-49	63,229	42,383
PPR Capital Management, Loan ID - R1D51506010756	4.800	09-01-25	899	603
PPR Capital Management, Loan ID - R1D51506010853	5.000	07-01-34	29,438	19,732
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	38

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	$2,860
PPR Capital Management, Loan ID - R1D51509020003	8.990	01-01-45	83,964	56,281
PPR Capital Management, Loan ID - R1D51603030008	9.500	01-01-53	113,548	76,111
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	23,582	15,807
PPR Capital Management, Loan ID - R1D51611010028	6.125	11-01-44	55,684	37,325
PPR Capital Management, Loan ID - R1D51611010043 (G)	9.990	01-01-21	22,901	15,351
PPR Capital Management, Loan ID - R1D51611010064	5.000	11-01-39	34,750	23,293
PPR Capital Management, Loan ID - R1D51611010139	5.000	03-20-47	36,888	24,726
PPR Capital Management, Loan ID - R1D51611010152	7.625	10-01-29	18,042	12,094
PPR Capital Management, Loan ID - R1D51703010026	8.000	04-20-39	55,362	37,109
PPR Capital Management, Loan ID - R1D51710010057	4.000	12-01-50	80,510	53,966
PPR Capital Management, Loan ID - R1D51712010002	8.500	04-20-48	62,839	42,121
PPR Capital Management, Loan ID - R1D51712010021	9.000	03-20-49	69,380	46,505
PPR Capital Management, Loan ID - R1D51712010026 (G)	9.750	07-25-30	4,987	3,343
PPR Capital Management, Loan ID - R1D51712010108	4.375	10-01-44	96,979	65,005
PPR Capital Management, Loan ID - R1D51712010113	6.000	09-01-49	141,665	94,958
PPR Capital Management, Loan ID - R1D51712020037	9.000	11-01-48	47,487	31,831
PPR Capital Management, Loan ID - R1D51712020048	7.900	06-25-26	2,982	1,999
PPR Capital Management, Loan ID - R1D51801010003	13.300	10-01-36	19,917	13,350
PPR Capital Management, Loan ID - R1D51801010058	9.000	11-01-45	104,692	70,175
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	33,154	22,223
PPR Capital Management, Loan ID - R1D51808020323	14.096	07-06-32	68,395	45,845
PPR Capital Management, Loan ID - R1D51808020326	9.500	08-01-49	81,804	54,833
PPR Capital Management, Loan ID - R1D51808020692	5.000	09-01-42	48,623	32,592
PPR Capital Management, Loan ID - R1D51808040011	9.750	08-01-51	32,123	21,532
39	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51808040019 (G)	13.980	01-13-20	194	$130
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,689	12,527
PPR Capital Management, Loan ID - R1D51810020005	8.000	11-01-51	97,008	65,024
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	71,563	47,969
PPR Capital Management, Loan ID - R1D51812030096 (G)	13.500	07-01-36	26,579	17,816
PPR Capital Management, Loan ID - R1D51812030151	9.500	08-01-53	200,997	134,728
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	118,629	79,517
PPR Capital Management, Loan ID - R1D51903040001	5.000	05-01-42	40,378	27,065
PPR Capital Management, Loan ID - R1D51903040003 (G)	5.000	01-01-30	16,909	11,334
PPR Capital Management, Loan ID - R1D51903040025	12.400	09-01-36	101,985	68,360
PPR Capital Management, Loan ID - R1D51903040048 (G)	7.000	02-01-51	28,802	19,306
PPR Capital Management, Loan ID - R1D51903040069	4.000	08-01-50	78,064	52,326
PPR Capital Management, Loan ID - R1D51903040178	8.370	03-01-38	116,137	77,847
PPR Capital Management, Loan ID - R1D51903040179	7.990	03-01-37	127,984	85,788
PPR Capital Management, Loan ID - R1D51903040190	6.000	12-01-50	49,838	33,406
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	78,887	52,878
PPR Capital Management, Loan ID - R1D51903040208 (G)	8.990	02-01-22	82,258	55,137
PPR Capital Management, Loan ID - R1D51903040273	4.000	04-01-49	49,218	32,991
PPR Capital Management, Loan ID - R1D51903040338	9.000	12-01-36	49,192	32,974
PPR Capital Management, Loan ID - R1D51904010040	6.250	09-01-51	123,654	82,885
PPR Capital Management, Loan ID - R1D51904010072	9.500	02-01-53	81,188	54,421
PPR Capital Management, Loan ID - R1D51906030006	6.000	01-15-49	125,268	83,967
PPR Capital Management, Loan ID - R1D51906030013	6.000	03-30-49	55,815	37,413
PPR Capital Management, Loan ID - R1D51906030026	7.000	05-15-49	76,976	51,597
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	215,594	144,512
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	40

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51906030040	7.000	06-15-48	22,664	$15,192
PPR Capital Management, Loan ID - R1D51907250006	7.000	06-15-49	112,537	75,434
PPR Capital Management, Loan ID - R1D51908280001	7.000	08-01-49	175,850	117,873
PPR Capital Management, Loan ID - R1D51910280002	7.000	09-01-49	36,667	24,578
PPR Capital Management, Loan ID - R1D51910280003	7.000	09-01-49	53,491	35,855
PPR Capital Management, Loan ID - R1D52006170003	6.500	07-01-29	10,262	6,879
PPR Capital Management, Loan ID - R1D52007020001 (G)	8.500	04-01-38	21,205	14,214
PPR Capital Management, Loan ID - R1D52110130001 (G)	7.500	05-18-42	98,564	66,068
JH Residential Whole Loan Trust II (E)(F) 5.9%				10,422,223
Achieve, Loan ID - R21032974202	15.250	10-01-33	40,366	42,106
Achieve, Loan ID - R21032974325	12.250	10-01-33	117,238	122,291
Achieve, Loan ID - R21034883281	12.250	05-01-34	22,164	23,119
Achieve, Loan ID - R21034888477	14.250	05-01-34	109,226	113,933
Achieve, Loan ID - R21034893381	13.500	05-01-39	171	178
Achieve, Loan ID - R21034910688	14.750	05-01-39	66,848	69,729
Achieve, Loan ID - R21034913863	13.750	05-01-34	67,007	69,895
Achieve, Loan ID - R2691451298	10.500	10-01-39	45,600	47,082
Achieve, Loan ID - R2691468003	13.375	10-01-34	20,700	21,373
Achieve, Loan ID - R2691468029	11.000	10-01-34	89,500	92,409
Achieve, Loan ID - R2691468052	14.000	10-01-34	44,800	46,256
Achieve, Loan ID - R2691468060	12.250	10-01-34	20,350	21,011
Achieve, Loan ID - R2691468102	12.250	10-01-34	52,600	54,310
Achieve, Loan ID - R2691468110	12.000	10-01-34	20,300	20,960
Achieve, Loan ID - R2691468144	12.000	10-01-34	32,750	33,814
Achieve, Loan ID - R2691468169	12.250	10-01-34	16,750	17,294
Achieve, Loan ID - R2691468185	12.500	10-01-34	80,500	83,116
Achieve, Loan ID - R2691468193	14.250	10-01-34	59,650	61,589
Achieve, Loan ID - R2691468219	12.500	10-01-34	41,000	42,333
Achieve, Loan ID - R2691468227	11.500	10-01-34	64,850	66,958
Achieve, Loan ID - R2691468250	13.250	10-01-34	73,350	75,734
Achieve, Loan ID - R2691468284	11.500	10-01-34	24,700	25,503
Achieve, Loan ID - R2691468300	12.000	10-01-34	38,000	39,235
Achieve, Loan ID - R2691468326	13.750	10-01-34	43,400	44,811
Achieve, Loan ID - R2691468359	13.250	10-01-34	65,300	67,422
Achieve, Loan ID - R2691468383	13.750	10-01-34	33,400	34,486
Achieve, Loan ID - R2691468425	12.000	10-01-34	87,700	90,550
Achieve, Loan ID - R2691468441	11.500	10-01-34	36,400	37,583
41	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691468458	13.500	10-01-34	23,550	$24,315
Achieve, Loan ID - R2691468516	11.750	10-01-34	42,000	43,365
Achieve, Loan ID - R2691468532	10.250	10-01-34	103,900	107,277
Achieve, Loan ID - R2691468573	11.500	10-01-34	50,000	51,625
Achieve, Loan ID - R2691468607	12.500	10-01-34	55,600	57,407
Achieve, Loan ID - R2691468615	12.500	10-01-34	101,300	104,592
Achieve, Loan ID - R2691468623	12.500	10-01-34	140,700	145,273
Achieve, Loan ID - R2691468631	12.500	10-01-34	101,150	104,437
Achieve, Loan ID - R2691468656	12.000	10-01-34	120,200	124,107
Achieve, Loan ID - R2691468664	12.500	10-01-34	59,150	61,072
Achieve, Loan ID - R2691468698	10.000	10-01-34	52,800	54,516
Achieve, Loan ID - R2691468722	12.500	10-01-34	40,800	42,126
Achieve, Loan ID - R2691468730	12.000	10-01-34	30,600	31,595
Achieve, Loan ID - R2691468748	13.250	10-01-34	16,700	17,243
Achieve, Loan ID - R2691468763	13.250	10-01-34	149,200	154,049
Achieve, Loan ID - R2691468771	13.750	10-01-34	77,700	80,225
Achieve, Loan ID - R2691468805	12.750	10-01-34	20,800	21,476
Achieve, Loan ID - R2691468839	9.750	10-01-34	20,450	21,115
Achieve, Loan ID - R2691468854	12.000	10-01-34	27,550	28,445
Achieve, Loan ID - R2691468904	12.500	11-01-34	61,600	63,452
Achieve, Loan ID - R2691468995	12.000	11-01-34	55,650	57,331
Achieve, Loan ID - R2691469001	13.500	11-01-34	146,850	151,242
Achieve, Loan ID - R2691469019	12.000	11-01-34	53,800	55,423
Achieve, Loan ID - R2691469076	10.000	11-01-34	30,550	31,483
Achieve, Loan ID - R2691469100	14.310	10-01-39	24,950	25,761
Achieve, Loan ID - R2691469241	12.750	10-01-39	103,900	107,277
Achieve, Loan ID - R2691469274	14.000	10-01-39	64,350	66,441
Achieve, Loan ID - R2691469282	14.125	10-01-39	70,000	72,275
Achieve, Loan ID - R2691469324	13.000	10-01-39	73,300	75,682
Achieve, Loan ID - R2691469340	13.250	11-01-39	149,000	153,459
Achieve, Loan ID - R2691469357	13.250	11-01-39	143,500	147,794
Achieve, Loan ID - R2691469373	14.000	11-01-39	82,650	85,111
Achieve, Loan ID - R2691491609	12.500	11-01-34	132,100	136,077
Achieve, Loan ID - R2691491625	11.500	11-01-34	43,850	45,177
Achieve, Loan ID - R2691491724	11.000	11-01-34	46,000	47,397
Achieve, Loan ID - R2691491732	13.750	11-01-34	77,650	79,969
Achieve, Loan ID - R2691491740	11.250	11-01-34	53,000	54,607
Achieve, Loan ID - R2691491781	13.500	11-01-39	96,000	98,868
Achieve, Loan ID - R2691491799	14.250	11-01-34	50,800	52,312
Achieve, Loan ID - R2691491815	12.250	11-01-39	90,000	92,711
Achieve, Loan ID - R2691491831	14.250	11-01-34	70,550	72,650
Achieve, Loan ID - R2691491856	13.750	11-01-34	124,200	127,909
Achieve, Loan ID - R2691491898	12.250	11-01-34	96,300	99,204
Achieve, Loan ID - R2691491906	10.000	11-01-34	48,650	50,137
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	42

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691491922	10.500	11-01-39	76,900	$79,242
Achieve, Loan ID - R2691510606	13.250	11-01-39	60,400	62,207
Achieve, Loan ID - R2691510705	12.500	11-01-34	75,350	77,616
Achieve, Loan ID - R2691510713	13.250	11-01-34	37,150	38,262
Achieve, Loan ID - R2691510754	13.500	11-01-34	61,000	62,822
Achieve, Loan ID - R2691510762	11.500	11-01-34	128,600	132,492
Achieve, Loan ID - R2691510770	12.000	11-01-34	51,500	53,054
Achieve, Loan ID - R2691510796	13.750	11-01-34	109,350	112,611
Achieve, Loan ID - R2691510804	14.250	11-01-34	30,600	31,510
Achieve, Loan ID - R2691510820	11.250	11-01-34	30,650	31,579
Achieve, Loan ID - R2691510846	12.250	11-01-34	35,200	36,261
Achieve, Loan ID - R2691510903	9.750	11-01-34	97,800	100,793
Achieve, Loan ID - R2691510937	12.000	11-01-39	20,900	21,530
Achieve, Loan ID - R2691510960	13.000	11-01-34	21,900	22,556
Achieve, Loan ID - R2691510978	13.000	11-01-34	35,750	36,822
Achieve, Loan ID - R2691511000	12.500	11-01-34	40,350	41,563
Achieve, Loan ID - R2691511034	12.500	11-01-34	40,800	42,027
Achieve, Loan ID - R2691511091	10.500	11-01-39	49,200	50,699
Achieve, Loan ID - R2691511133	12.750	11-01-34	45,900	47,278
Achieve, Loan ID - R2691511216	13.750	11-01-34	121,700	125,330
Achieve, Loan ID - R2691511232	13.000	11-01-34	30,600	31,517
Achieve, Loan ID - R2691511257	14.000	11-01-39	140,600	144,787
Achieve, Loan ID - R2691511265	12.750	11-01-39	76,000	78,282
Achieve, Loan ID - R2691511273	13.750	11-01-34	28,600	29,453
Achieve, Loan ID - R2691511281	12.500	11-01-34	35,650	36,722
Achieve, Loan ID - R2691511349	10.750	11-01-34	20,600	21,226
Achieve, Loan ID - R2691511356	10.750	11-01-34	77,700	80,063
Achieve, Loan ID - R2691511448	12.750	11-01-34	47,800	49,235
Achieve, Loan ID - R2691511471	12.000	11-01-34	73,500	75,717
Achieve, Loan ID - R2691511489	12.750	11-01-39	39,500	40,686
Achieve, Loan ID - R2691511497	13.250	11-01-34	30,550	31,464
Achieve, Loan ID - R2691511521	10.000	11-01-34	15,600	16,077
Achieve, Loan ID - R2691511539	14.250	11-01-34	69,100	71,157
Achieve, Loan ID - R2691511554	9.750	11-01-34	43,250	44,574
Achieve, Loan ID - R2691511570	9.250	11-01-34	20,300	20,923
Achieve, Loan ID - R2691511588	12.000	11-01-34	61,000	62,840
Achieve, Loan ID - R2691511596	11.000	11-01-34	38,000	39,155
Achieve, Loan ID - R2691511695	13.000	11-01-34	17,900	18,437
Achieve, Loan ID - R2691511703	12.750	11-01-34	78,100	80,445
Achieve, Loan ID - R2691511737	10.500	11-01-34	86,000	88,619
Achieve, Loan ID - R2691511745	11.250	11-01-34	49,200	50,691
Achieve, Loan ID - R2691511802	11.750	11-01-34	41,700	42,960
Achieve, Loan ID - R2691511810	11.750	11-01-34	47,350	48,781
Achieve, Loan ID - R2691511844	8.750	11-01-34	84,000	86,587
43	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691511869	14.250	11-01-34	50,750	$52,261
Achieve, Loan ID - R2691511885	9.500	11-01-34	61,800	63,694
Achieve, Loan ID - R2691511893	11.500	11-01-34	104,650	107,820
Achieve, Loan ID - R2691511901	13.000	11-01-39	32,950	33,938
Achieve, Loan ID - R2691629133	13.000	11-01-34	40,750	41,971
Achieve, Loan ID - R2691629158	11.750	11-01-34	63,950	65,882
Achieve, Loan ID - R2691629174	11.250	11-01-34	15,900	16,382
Achieve, Loan ID - R2691629182	11.750	11-01-34	150,000	154,528
Achieve, Loan ID - R2691629208	10.750	11-01-34	34,200	35,240
Achieve, Loan ID - R2691629232	12.750	11-01-34	20,450	21,064
Achieve, Loan ID - R2691629240	12.000	11-01-34	20,500	21,118
Achieve, Loan ID - R2691629257	8.750	11-01-34	42,700	44,015
Achieve, Loan ID - R2691629273	11.750	11-01-34	82,000	84,480
Achieve, Loan ID - R2691629315	9.750	11-01-34	58,000	59,777
Achieve, Loan ID - R2691629364	11.750	11-01-34	84,450	87,002
Achieve, Loan ID - R2691629414	12.500	11-01-34	64,650	66,594
Achieve, Loan ID - R2691629422	11.750	11-01-34	82,800	85,302
Achieve, Loan ID - R2691629430	12.750	11-01-34	22,100	22,763
Achieve, Loan ID - R2691629448	13.250	11-01-34	32,600	33,576
Achieve, Loan ID - R2691629463	12.000	11-01-34	126,100	129,908
Achieve, Loan ID - R2691629489	12.500	11-01-39	77,500	79,830
Achieve, Loan ID - R2691629505	10.000	11-01-39	75,150	77,446
Achieve, Loan ID - R2691644405	12.750	11-01-34	51,750	53,304
Achieve, Loan ID - R2691644421	13.250	11-01-39	58,100	59,839
Achieve, Loan ID - R2691644447	9.250	11-01-34	143,700	148,112
Achieve, Loan ID - R2691644454	10.750	11-01-34	138,200	142,403
Achieve, Loan ID - R2691644462	13.250	11-01-34	31,500	32,443
Achieve, Loan ID - R2691644488	12.500	11-01-34	93,400	96,208
Achieve, Loan ID - R2691644504	10.750	11-01-34	50,200	51,727
Achieve, Loan ID - R2691644538	9.250	11-01-34	80,650	83,126
Achieve, Loan ID - R2691644553	11.750	11-01-34	50,450	51,974
Achieve, Loan ID - R2691644595	11.750	11-01-34	78,700	81,078
Achieve, Loan ID - R2691644652	9.500	11-01-34	27,000	27,828
Achieve, Loan ID - R2691644728	11.750	11-01-34	38,400	39,560
Achieve, Loan ID - R2691644751	12.750	11-01-34	59,000	60,771
Achieve, Loan ID - R2691644777	12.300	11-01-34	30,500	31,418
Achieve, Loan ID - R2691644850	12.000	11-01-34	54,600	56,249
Achieve, Loan ID - R2691644900	11.500	11-01-34	47,750	49,195
Achieve, Loan ID - R2691644918	9.000	11-01-34	66,550	68,596
Achieve, Loan ID - R2691644926	12.250	11-01-39	98,500	101,467
Achieve, Loan ID - R2691644942	12.000	11-01-34	150,000	154,525
Achieve, Loan ID - R2691644975	13.875	11-01-39	55,400	57,051
Achieve, Loan ID - R2691645006	13.250	11-01-34	74,700	76,935
Achieve, Loan ID - R2691645014	9.750	11-01-34	127,000	130,890
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	44

	Rate (%)	Maturity date		Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691645048	8.750	11-01-34		62,200	$64,116
Achieve, Loan ID - R2691645055	10.750	11-01-34		32,100	33,076
Residential whole loans 2.9%					5,018,303
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38		557,175	228,522
Series 2023-HE2, Class XS IO (A)(F)(J)	0.000	10-25-38		6,190,825	227,822
Series 2024-HE1, Class D PO (A)	5.847	05-25-39		742,515	77,442
Series 2024-HE1, Class XS IO (A)(F)(J)	0.000	05-25-39		10,607,351	1,210,299
Series 2024-HE2, Class D PO (A)	5.474	10-25-39		706,947	116,628
Series 2024-HE2, Class XS IO (A)(J)	0.000	10-25-39		10,099,401	1,450,775
FIGRE Trust

Series 2024-HE5, Class CE PO (A)(F)(J)	0.000	10-25-54		490,029	1,706,815
Term loans (K) 15.7%					$27,543,381
(Cost $27,494,046)
Commercial real estate lending 15.7%					27,543,381
Clairemont Drive LLC, Term Loan (1 month CME Term SOFR + 7.000%) (F)	12.276	03-11-26		4,000,797	3,966,390
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (F)	10.525	08-11-26		4,858,344	4,853,000
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	11.577	04-11-27		4,582,624	4,567,501
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (F)	11.326	07-11-26		4,438,765	4,425,892
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	10.327	01-11-27		4,664,668	4,611,491

Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	10.677	04-11-27		5,159,870	5,119,107
Profit participating notes 13.9%					$24,415,734
(Cost $23,493,095)
Corporate asset-based credit 1.7%					2,995,663
Tilapia Finance Designated Activity Company (3 month EURIBOR + 6.900%) (C)(F)(L)	9.962	TBA	EUR	2,754,000	2,995,663
45	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Transportation assets 12.2%				$21,420,071
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (F)(M)(N)	—	04-26-44	20,897,863	21,420,071

	Shares	Value
Special purpose vehicles 12.4%		$21,863,018
(Cost $20,845,732)
Industrials 7.7%		13,536,244
JH Liftco LLC (F)(N)(O)	6,845,000	6,143,962
JH Finance LeaseCo LLC (F)(N)(O)	7,332,249	7,392,282
Transportation assets 4.7%		8,326,774
MSN 803 Trust (F)(N)(O)	7,882,217	8,326,774

	Rate (%)	Maturity date	Par value^	Value
Consumer-related assets 5.0%				$8,816,475
(Cost $9,483,399)
Consumer loans 5.0%				8,816,475
ACHV ABS Trust
Series 2023-3PL, Class R (A)(F)(J)	—	08-19-30	2,637	379,081
Avant Loans Funding Trust
Series 2022-REV1, Class E (A)	12.980	09-15-31	3,000,000	3,054,872
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(F)(J)	—	04-25-43	5,000	2,335,022
Santander Drive Auto Receivables Trust

Series 2023-S1, Class CERT (A)(F)(J)	—	04-18-28	11,500	3,047,500
Consumer loans 5.0%				$8,694,707
(Cost $9,008,854)
JH Consumer Loan Trust (E)(F) 5.0%				8,694,707
Achieve, Loan ID - C13198977	15.490	12-30-26	10,641	10,181
Achieve, Loan ID - C18648251	20.990	12-14-26	19,289	18,456
Achieve, Loan ID - C21301780	17.740	12-15-27	29,916	28,624
Achieve, Loan ID - C22491604	5.990	12-07-24	1,410	1,349
Achieve, Loan ID - C22902472	16.740	12-10-26	27,092	25,921
Achieve, Loan ID - C23042033	20.240	01-27-28	14,359	13,738
Achieve, Loan ID - C23253984	14.990	01-15-26	16,527	15,813
Achieve, Loan ID - C23300084	16.490	01-25-27	13,596	13,008
Achieve, Loan ID - C23301086	21.740	02-13-28	18,635	17,830
Achieve, Loan ID - C23500788	8.490	01-15-28	9,543	9,130
Achieve, Loan ID - C23511393	25.490	01-20-26	2,900	2,775
Achieve, Loan ID - C23614815	5.990	01-27-25	1,570	1,503
Achieve, Loan ID - C23688425	25.990	01-21-27	7,392	7,073
Achieve, Loan ID - C23885575	13.740	01-24-27	15,852	15,167
Achieve, Loan ID - C23902626	23.990	01-23-28	19,820	18,963
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	46

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C23957226	22.240	12-11-25	19,887	$19,028
Achieve, Loan ID - C23964782	26.990	12-10-27	35,307	33,782
Achieve, Loan ID - C23965795	20.990	12-09-24	3,991	3,819
Achieve, Loan ID - C23966505	26.990	02-25-28	17,662	16,899
Achieve, Loan ID - C23983604	17.240	01-23-25	3,788	3,625
Achieve, Loan ID - C23985013	26.990	02-28-28	9,276	8,875
Achieve, Loan ID - C23988868	21.740	12-10-27	17,552	16,794
Achieve, Loan ID - C23992646	26.990	01-15-28	9,540	9,128
Achieve, Loan ID - C23992707	21.990	12-04-27	37,792	36,160
Achieve, Loan ID - C23993503	18.740	12-13-27	25,220	24,130
Achieve, Loan ID - C23993537	22.990	12-16-26	26,539	25,392
Achieve, Loan ID - C23993575 (H)	19.990	12-02-26	16,832	16,105
Achieve, Loan ID - C24002565	26.990	12-10-27	8,303	7,944
Achieve, Loan ID - C24003540	23.990	01-25-26	8,935	8,549
Achieve, Loan ID - C24016122	24.490	01-23-26	11,928	11,413
Achieve, Loan ID - C24095448	26.990	02-25-28	16,474	15,762
Achieve, Loan ID - C24100561	26.740	12-14-27	13,736	13,142
Achieve, Loan ID - C24111885	25.990	02-25-28	27,278	26,100
Achieve, Loan ID - C24117426	25.490	01-26-26	18,863	18,048
Achieve, Loan ID - C24118254	16.240	01-25-28	37,220	35,612
Achieve, Loan ID - C24119783	26.740	01-20-28	14,935	14,290
Achieve, Loan ID - C24122905 (H)	16.240	01-30-26	17,439	16,686
Achieve, Loan ID - C24152557	24.990	02-27-28	24,908	23,832
Achieve, Loan ID - C24160824	21.490	01-26-28	11,610	11,109
Achieve, Loan ID - C24166360	26.990	02-27-28	7,280	6,965
Achieve, Loan ID - C24173305	21.490	01-15-27	7,091	6,785
Achieve, Loan ID - C24178392	14.240	01-26-28	20,549	19,661
Achieve, Loan ID - C24219111	13.740	12-14-26	31,691	30,321
Achieve, Loan ID - C24222725	20.990	12-16-26	3,501	3,349
Achieve, Loan ID - C24223658	8.740	12-14-25	17,928	17,153
Achieve, Loan ID - C24226452	18.740	01-29-27	9,603	9,188
Achieve, Loan ID - C24228404	19.740	01-27-27	20,708	19,813
Achieve, Loan ID - C24234040	15.490	01-27-28	15,556	14,884
Achieve, Loan ID - C24238978	8.740	02-24-26	15,802	15,120
Achieve, Loan ID - C24240396 (H)	18.990	01-20-25	6,774	6,481
Achieve, Loan ID - C24250851	9.240	01-20-26	11,519	11,022
Achieve, Loan ID - C24253181	24.990	12-15-25	3,312	3,169
Achieve, Loan ID - C24253285	15.490	01-27-27	30,331	29,020
Achieve, Loan ID - C24273844	5.990	12-30-24	926	886
Achieve, Loan ID - C24281913	26.990	02-29-28	31,193	29,846
Achieve, Loan ID - C24284884	26.240	01-20-28	11,837	11,325
Achieve, Loan ID - C24286861	9.240	12-16-25	11,265	10,778
Achieve, Loan ID - C24304679 (H)	22.240	01-29-28	7,116	6,809
Achieve, Loan ID - C24305742	25.240	12-16-26	19,527	18,684
47	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24322154	25.490	12-16-25	5,554	$5,314
Achieve, Loan ID - C24328234	24.240	01-29-28	31,541	30,178
Achieve, Loan ID - C24332351	26.490	01-29-27	41,066	39,292
Achieve, Loan ID - C24337568	17.990	01-30-26	13,168	12,599
Achieve, Loan ID - C24347890	26.490	12-16-26	9,644	9,228
Achieve, Loan ID - C24349300	26.990	02-29-28	10,769	10,304
Achieve, Loan ID - C24361791	25.740	02-29-28	31,896	30,518
Achieve, Loan ID - C24363366	24.990	01-29-28	15,894	15,207
Achieve, Loan ID - C24389875	5.990	02-06-25	1,325	1,268
Achieve, Loan ID - C24390487	5.990	02-03-25	1,616	1,546
Achieve, Loan ID - C24616115 (H)	25.490	01-30-26	2,717	2,600
Achieve, Loan ID - C24702290	25.490	12-24-27	7,028	6,724
Achieve, Loan ID - C24708215	17.740	02-03-27	14,277	13,660
Achieve, Loan ID - C24737748	16.240	12-28-26	16,448	15,738
Achieve, Loan ID - C24770901	18.990	12-25-26	16,615	15,897
Achieve, Loan ID - C24783767	26.990	03-09-28	9,880	9,453
Achieve, Loan ID - C24785164	20.740	12-25-27	13,560	12,974
Achieve, Loan ID - C24786979	26.990	03-09-28	26,076	24,950
Achieve, Loan ID - C24808124	23.490	02-13-28	19,205	18,376
Achieve, Loan ID - C24808507	18.990	02-02-26	15,966	15,276
Achieve, Loan ID - C24808865	26.990	12-28-27	2,506	2,398
Achieve, Loan ID - C24814257	26.990	03-10-28	4,443	4,251
Achieve, Loan ID - C24838632	26.990	03-11-28	15,108	14,455
Achieve, Loan ID - C24842245	9.240	12-26-27	9,056	8,665
Achieve, Loan ID - C24891649	23.490	02-01-27	36,339	34,769
Achieve, Loan ID - C24929161	25.740	03-12-28	16,309	15,604
Achieve, Loan ID - C24931645	21.240	12-30-27	7,985	7,641
Achieve, Loan ID - C24938747	15.990	02-13-26	3,360	3,215
Achieve, Loan ID - C24941009	20.240	02-13-27	9,054	8,663
Achieve, Loan ID - C24941466	26.490	12-30-26	3,836	3,670
Achieve, Loan ID - C31320542	19.990	06-16-28	35,628	34,089
Achieve, Loan ID - C31322342	26.990	06-14-28	10,364	9,916
Achieve, Loan ID - C31323216 (H)	5.990	04-30-25	4,286	4,101
Achieve, Loan ID - C31335950	5.990	06-27-25	4,187	4,006
Achieve, Loan ID - C31336469	18.990	06-19-27	17,989	17,212
Achieve, Loan ID - C31339468	15.740	05-01-27	11,529	11,031
Achieve, Loan ID - C31346016	18.740	06-28-27	12,397	11,862
Achieve, Loan ID - C31351535	22.990	06-25-27	36,981	35,384
Achieve, Loan ID - C31355554	24.740	06-16-28	9,167	8,771
Achieve, Loan ID - C31358659	20.740	06-12-28	8,706	8,330
Achieve, Loan ID - C31359319	21.740	06-12-28	8,746	8,368
Achieve, Loan ID - C31361837	16.240	06-21-27	16,998	16,263
Achieve, Loan ID - C31363408	26.990	06-15-28	27,141	25,969
Achieve, Loan ID - C31364411 (H)	17.740	06-30-27	37,177	35,571
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	48

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31368567	16.990	06-20-28	40,622	$38,867
Achieve, Loan ID - C31369376	19.240	06-13-28	6,708	6,419
Achieve, Loan ID - C31370479	16.490	06-22-26	27,938	26,731
Achieve, Loan ID - C31371254	21.740	06-16-28	12,449	11,911
Achieve, Loan ID - C31375823	24.240	06-18-27	13,850	13,252
Achieve, Loan ID - C31376581	18.990	06-23-28	10,174	9,735
Achieve, Loan ID - C31384566	26.990	07-26-28	20,880	19,978
Achieve, Loan ID - C31386911	21.990	06-16-28	30,762	29,433
Achieve, Loan ID - C31388466	20.490	06-13-28	12,339	11,806
Achieve, Loan ID - C31388907	20.740	06-16-27	28,287	27,065
Achieve, Loan ID - C31389230 (H)	26.990	06-16-28	9,644	9,227
Achieve, Loan ID - C31389516	20.740	06-13-28	25,387	24,291
Achieve, Loan ID - C31389544	18.240	06-15-26	25,494	24,392
Achieve, Loan ID - C31390638	19.990	06-16-28	32,913	31,491
Achieve, Loan ID - C31390921	22.490	06-13-27	3,793	3,629
Achieve, Loan ID - C31391121	18.740	06-13-27	20,565	19,676
Achieve, Loan ID - C31391521	26.990	06-14-28	7,733	7,399
Achieve, Loan ID - C31391565	21.990	06-21-28	18,528	17,727
Achieve, Loan ID - C31392604	26.990	06-13-28	8,461	8,096
Achieve, Loan ID - C31393020	26.990	07-27-28	5,988	5,729
Achieve, Loan ID - C31393496	22.740	05-09-27	2,897	2,772
Achieve, Loan ID - C31393575	20.240	06-27-25	13,476	12,893
Achieve, Loan ID - C31394502	5.990	05-10-25	3,820	3,655
Achieve, Loan ID - C31394748	23.990	06-29-27	9,088	8,696
Achieve, Loan ID - C31395045	22.990	05-01-28	10,824	10,357
Achieve, Loan ID - C31395596	18.740	06-29-25	8,354	7,993
Achieve, Loan ID - C31395796	24.240	07-30-28	14,492	13,866
Achieve, Loan ID - C31396148	21.740	06-30-28	18,480	17,682
Achieve, Loan ID - C31396302	26.990	07-26-28	9,971	9,540
Achieve, Loan ID - C31396322	25.240	07-27-28	15,281	14,621
Achieve, Loan ID - C31396534	26.990	07-29-28	12,996	12,435
Achieve, Loan ID - C31396627 (H)	22.240	06-16-27	11,103	10,623
Achieve, Loan ID - C31396913	20.740	06-16-28	25,599	24,493
Achieve, Loan ID - C31397404 (H)	20.740	06-24-26	35,057	33,543
Achieve, Loan ID - C31398640	18.240	06-27-28	40,893	39,126
Achieve, Loan ID - C31399171	22.990	06-29-28	26,838	25,678
Achieve, Loan ID - C31399327	17.990	07-01-27	39,092	37,403
Achieve, Loan ID - C31402076	24.240	06-27-26	16,433	15,724
Achieve, Loan ID - C31403150	5.990	06-13-25	5,178	4,954
Achieve, Loan ID - C31404074	14.740	06-25-27	11,658	11,155
Achieve, Loan ID - C31405619	23.740	06-16-28	8,373	8,011
Achieve, Loan ID - C31407785	19.990	06-25-26	12,664	12,117
Achieve, Loan ID - C31413266 (H)	19.740	06-14-26	10,854	10,385
Achieve, Loan ID - C31416188	26.990	06-20-28	17,578	16,819
49	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31420248	18.740	06-25-26	7,784	$7,447
Achieve, Loan ID - C31421074	22.740	06-23-27	17,282	16,535
Achieve, Loan ID - C31424651	26.990	06-14-28	8,471	8,105
Achieve, Loan ID - C31426877 (H)	23.490	06-27-28	37,759	36,127
Achieve, Loan ID - C31428410 (H)	26.990	07-28-28	15,846	15,161
Achieve, Loan ID - C31433338	16.490	06-16-26	28,244	27,024
Achieve, Loan ID - C31435684	26.990	07-28-28	29,096	27,839
Achieve, Loan ID - C31439606	18.990	06-16-27	15,842	15,158
Achieve, Loan ID - C31440568	19.990	06-15-28	15,310	14,649
Achieve, Loan ID - C31446756	18.990	06-29-27	11,338	10,849
Achieve, Loan ID - C31454028	22.990	06-29-28	28,493	27,262
Achieve, Loan ID - C32811890	18.740	11-21-27	36,332	34,763
Achieve, Loan ID - C34505079	18.990	11-20-28	17,705	16,940
Achieve, Loan ID - C34505570	17.240	11-17-26	9,046	8,655
Achieve, Loan ID - C34651006	25.240	10-06-27	8,591	8,220
Achieve, Loan ID - C34722397	13.990	11-20-27	11,089	10,610
Achieve, Loan ID - C34739349	25.990	12-19-28	6,024	5,764
Achieve, Loan ID - C34763286	14.490	11-20-26	15,995	15,304
Achieve, Loan ID - C34778675	19.990	10-06-27	16,985	16,251
Achieve, Loan ID - C34779142	19.740	11-08-25	7,102	6,795
Achieve, Loan ID - C34779309	21.240	11-21-27	13,036	12,473
Achieve, Loan ID - C34779394	5.990	11-10-25	5,613	5,371
Achieve, Loan ID - C34779602	20.240	11-21-28	20,673	19,780
Achieve, Loan ID - C34780174	21.990	11-19-25	6,957	6,657
Achieve, Loan ID - C34780323	5.990	10-01-25	5,571	5,331
Achieve, Loan ID - C34822398	21.240	11-17-27	12,757	12,206
Achieve, Loan ID - C34859657	25.990	11-18-28	21,304	20,383
Achieve, Loan ID - C34868243	24.490	12-20-28	21,013	20,105
Achieve, Loan ID - C34873664	25.990	12-20-28	18,860	18,046
Achieve, Loan ID - C34887555	14.990	10-06-28	3,683	3,524
Achieve, Loan ID - C34895842	14.240	10-06-26	10,767	10,302
Achieve, Loan ID - C34902889	25.990	12-20-28	19,892	19,032
Achieve, Loan ID - C34903520	25.990	11-07-28	14,977	14,330
Achieve, Loan ID - C34903753	13.990	11-10-28	34,649	33,152
Achieve, Loan ID - C34905741	25.990	12-19-28	13,793	13,197
Achieve, Loan ID - C34910473	24.240	11-20-26	23,269	22,264
Achieve, Loan ID - C34912116	14.740	11-07-28	10,337	9,891
Achieve, Loan ID - C34914614	21.740	11-20-27	20,359	19,479
Achieve, Loan ID - C34915281	21.740	11-21-28	20,204	19,331
Achieve, Loan ID - C34917068	20.240	11-15-27	37,803	36,170
Achieve, Loan ID - C34917496	5.990	11-21-25	4,559	4,362
Achieve, Loan ID - C34918363	5.990	11-15-25	3,529	3,376
Achieve, Loan ID - C34921910	5.990	11-07-25	5,561	5,321
Achieve, Loan ID - C34924262	24.490	11-10-27	13,691	13,100
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	50

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C34925650	21.240	11-21-28	17,887	$17,114
Achieve, Loan ID - C34926483	25.990	08-25-28	14,057	13,450
Arivo, Loan ID - C1378970	18.980	05-22-29	32,968	33,235
Arivo, Loan ID - C1380541	21.950	05-22-29	40,137	40,462
Arivo, Loan ID - C1381078	21.260	05-27-29	21,789	21,965
Arivo, Loan ID - C1381533	18.000	05-13-29	19,943	20,105
Arivo, Loan ID - C1381892	20.000	11-17-27	9,730	9,809
Arivo, Loan ID - C1381923	20.150	05-23-29	20,092	20,254
Arivo, Loan ID - C1382501	20.570	04-30-29	17,094	17,232
Arivo, Loan ID - C1383648	22.830	11-12-27	19,670	19,829
Arivo, Loan ID - C1384070	18.340	05-23-29	17,103	17,242
Arivo, Loan ID - C1384317	20.550	05-18-29	23,419	23,608
Arivo, Loan ID - C1384388	22.310	06-01-29	26,572	26,787
Arivo, Loan ID - C1384529	22.200	05-30-29	24,211	24,407
Arivo, Loan ID - C1384700	22.000	05-18-29	35,379	35,666
Arivo, Loan ID - C1385054	16.820	05-18-29	26,171	26,383
Arivo, Loan ID - C1385469	22.990	11-19-28	13,938	14,051
Arivo, Loan ID - C1385521	20.000	11-19-27	30,772	31,022
Arivo, Loan ID - C1385526	20.570	05-30-29	22,402	22,584
Arivo, Loan ID - C1385540	13.340	05-19-29	35,150	35,435
Arivo, Loan ID - C1385548	14.700	05-04-29	35,869	36,160
Arivo, Loan ID - C1385607 (H)	18.180	05-29-29	27,379	27,601
Arivo, Loan ID - C1385661	20.000	05-21-29	36,315	36,609
Arivo, Loan ID - C1385838	17.850	05-29-29	25,428	25,634
Arivo, Loan ID - C1386089	20.200	05-22-29	16,846	16,983
Arivo, Loan ID - C1386584	20.000	05-21-29	18,623	18,774
Arivo, Loan ID - C1386680	17.000	05-21-29	9,522	9,599
Arivo, Loan ID - C1386731	13.450	05-23-29	27,511	27,734
Arivo, Loan ID - C1387131	18.000	05-21-29	20,346	20,510
Arivo, Loan ID - C1387295	18.890	05-22-29	27,168	27,388
Arivo, Loan ID - C1387393	16.860	05-25-29	31,274	31,527
Arivo, Loan ID - C1387501	18.900	05-22-29	12,410	12,511
Arivo, Loan ID - C1387732	20.660	05-23-29	23,591	23,782
Arivo, Loan ID - C1387765	22.560	05-23-29	21,438	21,612
Arivo, Loan ID - C1387802	18.000	05-22-29	18,499	18,649
Arivo, Loan ID - C1387840	20.110	05-22-29	21,936	22,114
Arivo, Loan ID - C1387867	20.000	05-25-29	25,420	25,626
Arivo, Loan ID - C1388209	16.370	05-23-29	24,419	24,617
Arivo, Loan ID - C1388265	20.410	05-23-29	20,187	20,350
Arivo, Loan ID - C1388326	18.000	05-23-29	39,526	39,846
Arivo, Loan ID - C1388383	18.000	05-23-29	19,935	20,097
Arivo, Loan ID - C1388406	16.500	05-23-29	9,580	9,658
Arivo, Loan ID - C1388509	21.260	05-25-29	27,380	27,602
Arivo, Loan ID - C1388512	18.000	05-23-29	24,314	24,511
51	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1388568	18.670	05-23-29	34,790	$35,072
Arivo, Loan ID - C1388689	21.930	05-25-29	19,711	19,871
Arivo, Loan ID - C1388696	19.230	05-12-29	24,650	24,850
Arivo, Loan ID - C1388855	22.900	05-15-29	23,596	23,787
Arivo, Loan ID - C1388947	17.460	05-23-29	26,223	26,435
Arivo, Loan ID - C1388993	18.210	05-23-29	28,767	29,000
Arivo, Loan ID - C1389039	18.710	05-09-29	31,934	32,192
Arivo, Loan ID - C1389201	14.610	05-14-29	33,747	34,020
Arivo, Loan ID - C1389213	18.000	05-31-29	25,208	25,412
Arivo, Loan ID - C1389271	21.880	06-01-29	20,276	20,440
Arivo, Loan ID - C1389288	17.380	05-12-29	75	76
Arivo, Loan ID - C1389338	20.350	05-25-29	31,345	31,599
Arivo, Loan ID - C1389412	18.350	05-26-29	44,887	45,251
Arivo, Loan ID - C1389425	16.390	06-01-29	25,155	25,359
Arivo, Loan ID - C1389461	19.760	05-29-29	3,495	3,524
Arivo, Loan ID - C1389469	20.000	05-25-29	23,555	23,746
Arivo, Loan ID - C1389502	19.740	05-28-29	25,129	25,333
Arivo, Loan ID - C1389530	20.130	05-26-29	21,206	21,377
Arivo, Loan ID - C1389587	13.740	05-25-29	33,881	34,155
Arivo, Loan ID - C1389712	22.080	05-25-29	45,108	45,474
Arivo, Loan ID - C1389869	17.250	11-25-27	10,845	10,932
Arivo, Loan ID - C1389972	15.580	05-26-29	9,123	9,197
Arivo, Loan ID - C1389986	17.820	05-26-29	46,487	46,670
Arivo, Loan ID - C1390027	17.150	05-23-29	27,019	27,238
Arivo, Loan ID - C1390140	21.880	05-26-29	15,954	16,083
Arivo, Loan ID - C1390165	20.080	05-26-29	22,820	23,005
Arivo, Loan ID - C1390258	20.500	05-11-29	18,389	18,538
Arivo, Loan ID - C1390345	20.000	11-26-27	20,165	20,329
Arivo, Loan ID - C1390443	17.030	05-26-29	35,278	35,564
Arivo, Loan ID - C1390475	20.890	05-26-29	21,411	21,585
Arivo, Loan ID - C1390501	15.920	05-26-29	35,319	35,605
Arivo, Loan ID - C1390516	18.000	05-26-29	41,448	41,783
Arivo, Loan ID - C1390616	20.000	05-26-29	33,000	33,267
Arivo, Loan ID - C1390630	15.360	05-26-29	20,763	20,931
Arivo, Loan ID - C1390640	20.000	05-25-29	26,879	27,097
Arivo, Loan ID - C1390700	20.000	05-27-29	23,550	23,741
Arivo, Loan ID - C1390709	18.000	05-27-29	25,086	25,289
Arivo, Loan ID - C1390735	18.060	05-13-29	32,598	32,862
Arivo, Loan ID - C1390766	17.830	05-27-29	19,389	19,546
Arivo, Loan ID - C1390785	21.580	05-29-29	17,980	18,125
Arivo, Loan ID - C1390807	22.540	05-27-29	19,325	19,481
Arivo, Loan ID - C1390816	16.870	05-27-29	32,061	32,320
Arivo, Loan ID - C1390907	17.010	05-27-29	22,528	22,711
Arivo, Loan ID - C1390935	16.170	05-29-29	28,785	29,018
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	52

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1391006	18.430	05-27-29	22,225	$22,405
Arivo, Loan ID - C1391008	21.850	05-27-29	22,100	22,279
Arivo, Loan ID - C1391067	17.910	05-27-29	25,657	25,865
Arivo, Loan ID - C1391070	16.640	05-27-29	26,980	27,199
Arivo, Loan ID - C1391235	17.930	05-30-29	20,578	20,744
Arivo, Loan ID - C1391262	16.960	05-27-29	18,187	18,335
Arivo, Loan ID - C1391263	18.000	05-27-29	29,569	29,808
Arivo, Loan ID - C1391280	20.260	05-27-29	22,289	22,470
Arivo, Loan ID - C1391342	14.930	05-28-29	18,091	18,238
Arivo, Loan ID - C1391427	19.880	05-28-29	33,425	33,696
Arivo, Loan ID - C1391483	16.470	05-28-29	40,130	40,455
Arivo, Loan ID - C1391610	20.570	05-13-29	21,343	21,516
Arivo, Loan ID - C1391647	20.570	05-29-29	26,846	27,064
Arivo, Loan ID - C1391652	19.570	05-25-29	15,993	16,122
Arivo, Loan ID - C1391694	20.000	05-28-29	39,985	40,309
Arivo, Loan ID - C1391736	16.550	05-29-29	46,161	46,535
Arivo, Loan ID - C1391810	18.520	05-29-29	35,655	35,943
Arivo, Loan ID - C1391813	18.000	06-02-29	27,361	27,583
Arivo, Loan ID - C1391838	22.660	05-28-29	25,688	25,896
Arivo, Loan ID - C1392009	16.290	11-13-27	8,769	8,840
Arivo, Loan ID - C1392016	20.470	05-30-29	26,545	26,760
Arivo, Loan ID - C1392078	18.000	05-28-29	3,954	3,986
Arivo, Loan ID - C1392104	18.000	05-28-29	23,252	23,440
Arivo, Loan ID - C1392195	17.980	05-29-29	32,875	33,141
Arivo, Loan ID - C1392202	16.430	05-29-29	43,740	44,095
Arivo, Loan ID - C1392228	13.720	05-29-29	44,860	45,223
Arivo, Loan ID - C1392258	18.000	05-29-29	19,833	19,994
Arivo, Loan ID - C1392320	17.980	05-14-29	32,806	33,072
Arivo, Loan ID - C1392322	20.610	11-14-27	15,358	15,482
Arivo, Loan ID - C1392327	18.000	05-14-29	26,225	26,438
Arivo, Loan ID - C1392364	22.070	05-29-29	23,847	24,040
Arivo, Loan ID - C1392401	21.440	05-29-29	22,195	22,375
Arivo, Loan ID - C1392420	14.430	11-29-27	22,152	22,332
Arivo, Loan ID - C1392421	20.000	05-28-29	25,485	25,692
Arivo, Loan ID - C1392514	20.000	05-29-29	21,685	21,861
Arivo, Loan ID - C1392527	14.780	05-29-29	42,746	43,092
Arivo, Loan ID - C1392568	14.740	05-29-29	20,912	21,081
Arivo, Loan ID - C1392580	14.420	05-30-29	27,121	27,340
Arivo, Loan ID - C1392630	17.490	05-29-29	25,456	25,662
Arivo, Loan ID - C1392634	17.960	05-14-29	24,844	25,046
Arivo, Loan ID - C1392651	20.270	06-02-29	23,736	23,928
Arivo, Loan ID - C1392710	19.820	06-03-29	23,883	24,076
Arivo, Loan ID - C1392768	18.000	05-15-29	20,826	20,995
Arivo, Loan ID - C1392780	24.050	05-29-29	19,911	20,072
53	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392838	18.000	05-14-29	24,652	$24,852
Arivo, Loan ID - C1392840	18.140	05-29-29	24,383	24,581
Arivo, Loan ID - C1392844	17.970	05-29-29	22,937	23,123
Arivo, Loan ID - C1392924	22.500	06-04-29	26,382	26,596
Arivo, Loan ID - C1392961	20.570	05-30-29	38,381	38,692
Arivo, Loan ID - C1392970	20.000	05-15-29	16,099	16,229
Arivo, Loan ID - C1392982	20.060	05-25-29	28,914	29,148
Arivo, Loan ID - C1393035	12.830	05-30-29	43,052	43,400
Arivo, Loan ID - C1393075	15.310	05-15-29	23,875	24,068
Arivo, Loan ID - C1393081	14.660	05-30-29	19,644	19,803
Arivo, Loan ID - C1393111	17.560	05-29-29	28,320	28,549
Arivo, Loan ID - C1393122	18.260	05-30-29	18,885	19,038
Arivo, Loan ID - C1393159 (H)	21.090	11-25-27	18,582	18,732
Arivo, Loan ID - C1393204	20.560	05-30-29	18,439	18,589
Arivo, Loan ID - C1393263	19.710	05-30-29	20,867	21,036
Arivo, Loan ID - C1393343	19.960	05-26-29	8,394	8,462
Arivo, Loan ID - C1393348	20.300	05-30-29	11,835	11,931
Arivo, Loan ID - C1393370	18.000	05-15-29	8,735	8,806
Arivo, Loan ID - C1393405 (H)	20.570	05-27-29	21,649	21,824
Arivo, Loan ID - C1393464	19.580	05-30-29	23,321	23,510
Arivo, Loan ID - C1393472	20.000	05-30-29	36,356	36,651
Arivo, Loan ID - C1393511	18.000	05-30-29	21,422	21,595
Arivo, Loan ID - C1393576	21.540	05-30-29	27,959	28,186
Arivo, Loan ID - C1393593	14.460	06-01-29	24,128	24,323
Arivo, Loan ID - C1393720	14.520	05-30-29	23,101	23,288
Arivo, Loan ID - C1393734	16.870	05-25-29	38,609	38,922
Arivo, Loan ID - C1393753	19.860	11-15-27	17,299	17,439
Arivo, Loan ID - C1393907	13.250	05-30-29	26,972	27,191
Arivo, Loan ID - C1393979	21.130	05-16-29	43,679	44,033
Arivo, Loan ID - C1394001	21.320	05-30-29	38,430	38,741
Arivo, Loan ID - C1394007	21.300	05-30-29	18,095	18,242
Arivo, Loan ID - C1394018	19.780	12-01-27	20,146	20,309
Arivo, Loan ID - C1394076	18.670	06-01-29	25,740	25,949
Arivo, Loan ID - C1394218	17.260	05-17-29	19,677	19,836
Arivo, Loan ID - C1394326	13.540	06-01-29	42,067	42,407
Arivo, Loan ID - C1394447	15.570	06-01-29	26,454	26,668
Arivo, Loan ID - C1394484	20.000	06-01-29	15,988	16,118
Arivo, Loan ID - C1394517	20.000	06-02-29	29,798	30,040
Arivo, Loan ID - C1394590	14.710	05-17-29	18,836	18,989
Arivo, Loan ID - C1394614	16.820	06-01-29	30,162	30,406
Arivo, Loan ID - C1394658	17.900	06-01-29	27,230	27,451
Arivo, Loan ID - C1394691	15.960	06-01-29	30,201	30,446
Arivo, Loan ID - C1394693	18.040	06-01-29	28,370	28,600
Arivo, Loan ID - C1394761	18.000	06-01-29	23,330	23,519
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	54

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1394800	23.340	06-01-29	9,152	$9,226
Arivo, Loan ID - C1394905	21.820	06-04-29	37,056	37,357
Arivo, Loan ID - C1394975	16.750	05-26-29	21,021	21,192
Arivo, Loan ID - C1395005	12.230	06-01-29	33,356	33,626
Arivo, Loan ID - C1395036	18.600	05-18-29	28,425	28,655
Arivo, Loan ID - C1395055	18.950	06-02-29	34,053	34,329
Arivo, Loan ID - C1395098	14.860	06-02-29	42,770	43,117
Arivo, Loan ID - C1395177	14.990	06-02-29	28,927	29,161
Arivo, Loan ID - C1395182	17.670	06-02-29	14,266	14,382
Arivo, Loan ID - C1395239	17.130	05-30-29	28,528	28,759
Arivo, Loan ID - C1395328	20.000	05-18-29	28,242	28,471
Arivo, Loan ID - C1395338 (H)	19.730	06-03-29	26,108	26,319
Arivo, Loan ID - C1395354	15.560	06-02-29	27,160	27,380
Arivo, Loan ID - C1395472	17.210	06-02-29	31,197	31,450
Arivo, Loan ID - C1395484	19.030	05-18-29	21,867	22,044
Arivo, Loan ID - C1395714	18.000	06-02-29	20,899	21,068
Arivo, Loan ID - C1395903	20.000	12-03-27	9,065	9,138
Arivo, Loan ID - C1395914	16.090	06-03-29	21,493	21,667
Arivo, Loan ID - C1395983	16.840	06-03-29	22,159	22,338
Arivo, Loan ID - C1396446	20.570	06-04-29	23,155	23,343
Arivo, Loan ID - C1396488	16.170	06-03-29	22,184	22,363
Arivo, Loan ID - C1397113	19.680	06-04-29	28,396	28,626
Arivo, Loan ID - C1397185	20.570	06-04-29	17,697	17,840
Arivo, Loan ID - C1397666	21.960	06-05-29	21,273	21,445
Arivo, Loan ID - C1480324	18.000	09-02-29	29,456	29,694
Arivo, Loan ID - C1482643	18.000	09-09-29	29,567	29,806
Arivo, Loan ID - C1483188	14.640	09-07-29	40,235	40,561
Arivo, Loan ID - C1483586	24.370	09-07-29	28,925	29,159
Arivo, Loan ID - C1485900	19.770	09-10-29	21,966	22,144
Arivo, Loan ID - C1486798	21.980	09-12-29	19,214	19,369
Arivo, Loan ID - C1486827	20.110	03-12-28	11,112	11,202
Arivo, Loan ID - C1487273	20.000	09-12-29	30,905	31,156
Arivo, Loan ID - C1488090	20.000	09-15-29	21,289	21,462
Arivo, Loan ID - C1488149	17.370	09-17-29	42,870	43,217
Arivo, Loan ID - C1488220	21.000	09-14-29	14,839	14,959
Arivo, Loan ID - C1488570	12.980	09-14-29	5,792	5,839
Arivo, Loan ID - C1488990	18.000	09-15-29	33,755	34,029
Arivo, Loan ID - C1489048	17.770	08-30-29	27,828	28,054
Arivo, Loan ID - C1489057	18.020	09-15-29	24,063	24,258
Arivo, Loan ID - C1489582	16.430	09-16-29	19,022	19,176
Arivo, Loan ID - C1490051	20.000	09-17-29	29,358	29,596
Arivo, Loan ID - C1490515	19.680	09-04-29	27,259	27,480
Arivo, Loan ID - C1491219	17.650	09-04-29	35,445	35,732
Arivo, Loan ID - C1491340	15.510	09-04-29	26,427	26,641
55	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1491409	17.650	09-20-29	26,839	$27,057
Arivo, Loan ID - C1491789	22.620	03-20-28	18,759	18,911
Arivo, Loan ID - C1492310	20.890	09-21-29	28,289	28,518
Arivo, Loan ID - C1492454	19.010	09-07-29	23,240	23,428
Arivo, Loan ID - C1492664	18.000	09-06-29	19,918	20,079
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	23,035
Arivo, Loan ID - C1493370	19.430	09-22-29	29,370	29,608
Arivo, Loan ID - C1493394	24.340	09-22-29	22,605	22,788

Arivo, Loan ID - C1493661	21.050	09-23-29	34,947	35,230
Corporate asset-based credit 2.9%				$5,133,000
(Cost $5,000,000)
Materials 2.9%				5,133,000
CG Finance A LP

Series 2023-1, Class A (F)	11.500	06-28-28	5,000,000	5,133,000
Credit-linked notes 8.9%				$15,634,747
(Cost $15,604,806)
Consumer loans 2.1%				3,765,268
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	13.140	05-20-32	1,036,840	1,044,469
Series 2024-2, Class E (30 day Average SOFR + 7.500%) (A)(C)	12.355	10-20-32	1,800,000	1,800,000
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	898,987	920,799
Corporate asset backed securities 6.8%				11,869,479
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	14.560	11-21-33	5,000,000	5,000,500
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(F)	11.310	08-06-32	6,868,979	6,868,979

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	56

	Contracts/Notional amount	Value
Purchased options 0.0%		$13,250
(Cost $28,956)
Calls 0.0%		13,250
Exchange-traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 2-21-25; Strike Price: $112.00; Notional Amount: 106,000)	106	13,250

	Yield (%)	Shares	Value
Short-term investments 3.1%			$5,552,869
(Cost $5,552,869)
Short-term funds 3.1%			5,552,869
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.8111(P)	5,130,932	5,130,932
U.S. Bank Money Market Deposit Account	3.9440(P)	69,529	69,529
Wilmington U.S. Government Money Market Fund, Institutional Class	4.6900(P)	352,408	352,408

Total investments (Cost $214,628,098) 122.9%	$216,172,563
Other assets and liabilities, net (22.9%)	(40,330,859)
Total net assets 100.0%	$175,841,704

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. Maturity date to be available once security is delivered at an agreed-upon future settlement date.
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $91,183,617 or 51.9% of the fund’s net assets as of 10-31-24.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Loans are privately issued. Loan originator and/or seller is reflected.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
57	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(G)	Non-income producing - borrower is in default.
(H)	Non-income producing security.
(I)	The underlying loans have matured but are still in the repayment process.
(J)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(K)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(L)	Security purchased or sold on a when-issued or delayed delivery basis.
(M)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(N)	The fund holds an affiliate interest in this investment.
(O)	The fund holds 100% of the economic interests in the investment.
(P)	The rate shown is the annualized seven-day yield as of 10-31-24.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK ASSET-BASED LENDING FUND	58

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	13	Short	Dec 2024	$(2,682,875)	$(2,677,289)	$5,586
3-Year U.S. Treasury Note Futures	12	Short	Dec 2024	(2,525,532)	(2,516,063)	9,469
5-Year U.S. Treasury Note Futures	35	Short	Dec 2024	(3,876,797)	(3,753,204)	123,593
						$138,648
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $214,751,039. Net unrealized appreciation aggregated to $1,560,172, of which $3,915,925 related to gross unrealized appreciation and $2,355,753 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
59	JOHN HANCOCK ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $173,284,934)	$172,889,474
Affiliated investments, at value (Cost $41,343,164)	43,283,089
Total investments, at value (Cost $214,628,098)	216,172,563
Receivable for futures variation margin	418,684
Cash	688,837
Collateral held at broker for futures contracts	74,593
Receivable for escrow and corporate advances, at value (Cost $662,005)	608,878
Collateral at prime broker	516,626
Dividends and interest receivable	1,318,098
Receivable from affiliates	366,097
Other assets	399,623
Total assets	220,563,999
Liabilities
Payable for open reverse repurchase agreements	37,655,505
Payable for investments purchased	1,800,000
Payable for delayed-delivery securities purchased	2,995,663
Deferred tax liability	217,022
Payable to affiliates
Incentive fees	396,901
Accounting and legal services fees	8,013
Distribution and service fees	62
Trustees’ fees	71
Other liabilities and accrued expenses	1,649,058
Total liabilities	44,722,295
Net assets	$175,841,704
Net assets consist of
Paid-in capital	$173,639,296
Total distributable earnings (loss)	2,202,408
Net assets	$175,841,704

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($175,672,853 ÷ 8,664,079 shares)	$20.28
Class D ($117,384 ÷ 5,789 shares)	$20.28
Class S ($51,467 ÷ 2,525 shares)	$20.38
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Asset-Based Lending Fund	60

CONSOLIDATED STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Interest	$15,609,841
Dividends from affiliated investments	901,100
Dividends	407,462
Total investment income	16,918,403
Expenses
Investment management fees	2,454,496
Incentive fees	1,139,668
Distribution and service fees	612
Interest expense	1,093,601
Accounting and legal services fees	30,576
Transfer agent fees	178,793
Trustees’ fees	127,005
Custodian fees	150,597
Investment servicing fees	957,405
State registration fees	56,955
Printing and postage	28,896
Professional fees	1,564,182
Pricing services fees	422,000
Tax expense	800
Other	49,111
Total expenses	8,254,697
Less expense reductions	(1,660,370)
Net expenses	6,594,327
Net investment income	10,324,076
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(161,872)
Affiliated investments	4,568
Futures contracts	65,866
(91,438)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and receivables	235,398
Affiliated investments, net of deferred taxes	1,874,593[1]
Futures contracts	106,802
2,216,793
Net realized and unrealized gain	2,125,355
Increase in net assets from operations	$12,449,431

[1]	Net of $188,181 increase in deferred taxes.
61	JOHN HANCOCK Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$10,324,076	$6,001,669
Net realized gain (loss)	(91,438)	46,653
Change in net unrealized appreciation (depreciation)	2,216,793	395,014
Increase in net assets resulting from operations	12,449,431	6,443,336
Distributions to shareholders
From earnings
Class I	(10,585,056)	(5,664,593)
Class D	(4,910)	(2,558)
Class S	(2,977)	(2,182)
Total distributions	(10,592,943)	(5,669,333)
From fund share transactions	60,462,679	13,453,265
Total increase	62,319,167	14,227,268
Net assets
Beginning of year	113,522,537	99,295,269
End of year	$175,841,704	$113,522,537
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Asset-Based Lending Fund	62

CONSOLIDATED STATEMENT OF CASH FLOWS For the year ended 10-31-24

Cash flows from operating activities
Net increase in net assets from operations	$12,449,431
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(216,806,282)
Long-term investments sold	115,340,346
Net purchases and sales of short-term investments	(3,379,482)
Net amortization of premium (discount)	(981,109)
(Increase) Decrease in assets:
Receivable for futures variation margin	(137,213)
Collateral held at broker for futures contracts	(22,893)
Receivable for escrow and corporate advances, at value	175,547
Collateral at prime broker	(516,626)
Dividends and interest receivable	(696,254)
Receivable for investments sold	218,159
Receivable from affiliates	(222,582)
Other assets	(317,163)
Increase (Decrease) in liabilities:
Payable for investments purchased	1,800,000
Payable for delayed delivery securities purchased	2,995,663
Deferred tax liability	217,022
Payable to affiliates	397,872
Other liabilities and accrued expenses	1,068,668
Net change in unrealized (appreciation) depreciation on:
Investments	(2,327,013)
Net realized (gain) loss on:
Investments	157,304
Proceeds received as return of capital	1,746,485
Net cash used in operating activities	$(88,840,120)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(9,048,997)
Borrowings from reverse repurchase agreements	37,655,505
Fund shares sold	59,179,692
Fund shares repurchased	(260,959)
Net cash flows provided by financing activities	$87,525,241
Net decrease in cash	$(1,314,879)
Cash at beginning of year	$2,003,716
Cash at end of year	$688,837
Supplemental disclosure of cash flow information:
Cash paid for interest	$(1,013,012)
63	JOHN HANCOCK Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS For the year ended  (continued)

Noncash financing activities not included herein consists of reinvestment of distributions	$1,543,946
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Asset-Based Lending Fund	64

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$20.01	$19.84	$20.00
Net investment income[2]	1.30	1.15	0.09
Net realized and unrealized gain (loss) on investments	0.32	0.09	(0.25)
Total from investment operations	1.62	1.24	(0.16)
Less distributions
From net investment income	(1.35)	(1.07)	—
From net realized gain	—[3]	—	—
Total distributions	(1.35)	(1.07)	—
Net asset value, end of period[4]	$20.28	$20.01	$19.84
Total return (%)[5]	8.58	6.40	(0.80)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$176	$113	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	5.15[7]	4.11	3.90[8]
Expenses including reductions	4.12[7,9]	2.50	1.94[8]
Net investment income	6.44	5.75	1.48[10]
Portfolio turnover (%)	68	80	17
Total debt outstanding end of period (in millions)	$38	—	—
Asset coverage per $1,000 of debt[11]	$5,670	—	—

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	Less than $0.005 per share.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Includes incentive fees expense of 0.71% for the period ended 10-31-24.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Expenses including reductions excluding interest expense were 3.43% for the period ended 10-31-24.
[10]	Annualized.
[11]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
65	JOHN HANCOCK Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS D SHARES Period ended	10-31-24	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$20.02	$19.82	$20.00
Net investment income[2]	1.21	1.11	0.08
Net realized and unrealized gain (loss) on investments	0.35	0.10	(0.26)
Total from investment operations	1.56	1.21	(0.18)
Less distributions
From net investment income	(1.30)	(1.01)	—
From net realized gain	—[3]	—	—
Total distributions	(1.30)	(1.01)	—
Net asset value, end of period[4]	$20.28	$20.02	$19.82
Total return (%)[5,6]	8.24	6.24	(0.90)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.40[9]	4.36	4.15[10]
Expenses including reductions	4.37[9,11]	2.75	2.19[10]
Net investment income	5.86	5.56	1.24[12]
Portfolio turnover (%)	68	80	17
Total debt outstanding end of period (in millions)	$38	—	—
Asset coverage per $1,000 of debt[13]	$5,670	—	—

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	Less than $0.005 per share.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Includes incentive fees expense of 0.71% for the period ended 10-31-24.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding interest expense were 3.68% for the period ended 10-31-24.
[12]	Annualized.
[13]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Asset-Based Lending Fund	66

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS S SHARES Period ended	10-31-24	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$20.01	$19.79	$20.00
Net investment income[2]	1.22	0.99	0.04
Net realized and unrealized gain (loss) on investments	0.33	0.10	(0.25)
Total from investment operations	1.55	1.09	(0.21)
Less distributions
From net investment income	(1.18)	(0.87)	—
From net realized gain	—[3]	—	—
Total distributions	(1.18)	(0.87)	—
Net asset value, end of period[4]	$20.38	$20.01	$19.79
Total return (%)[5,6]	8.22	5.57	(1.05)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.00[9]	4.96	4.75[10]
Expenses including reductions	4.97[9,11]	3.35	2.79[10]
Net investment income	6.02	4.97	0.64[12]
Portfolio turnover (%)	68	80	17
Total debt outstanding end of period (in millions)	$38	—	—
Asset coverage per $1,000 of debt[13]	$5,670	—	—

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	Less than $0.005 per share.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Includes incentive fees expense of 0.71% for the period ended 10-31-24.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding interest expense were 4.28% for the period ended 10-31-24.
[12]	Annualized.
[13]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
67	JOHN HANCOCK Asset-Based Lending Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements
Note 1—Organization
John Hancock Asset-Based Lending Fund (the fund) is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a continuously offered, closed-end management investment company. The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation. Under normal circumstances, the fund invests 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments, which may include investments in distressed loans.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such repurchase offers will be conducted on a quarterly basis or at all.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares are offered only to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933 (the 1933 Act). Eligible Investors must also be either U.S. citizens or U.S. resident aliens. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
• JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
• John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
• JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
• JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
• MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
| JOHN HANCOCK Asset-Based Lending Fund	68

• JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft, which is currently subject to a lease arrangement.
• JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
• JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment, which is currently subject to lease arrangements.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
69	JOHN HANCOCK Asset-Based Lending Fund |

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Asset backed securities	$61,714,092	—	$61,714,092	—
Residential loans	36,791,290	—	1,873,367	$34,917,923
Term loans	27,543,381	—	—	27,543,381
Profit participating notes	24,415,734	—	—	24,415,734
Special purpose vehicles	21,863,018	—	—	21,863,018
Consumer-related assets	8,816,475	—	3,054,872	5,761,603
Consumer loans	8,694,707	—	—	8,694,707
Corporate asset-based credit	5,133,000	—	—	5,133,000
Credit-linked notes	15,634,747	—	3,765,268	11,869,479
Purchased options	13,250	$13,250	—	—
Short-term investments	5,552,869	5,483,340	69,529	—
Total investments in securities	$216,172,563	$5,496,590	$70,477,128	$140,198,845
Liabilities
Reverse repurchase agreements	$(37,655,505)	—	$(37,655,505)	—
Derivatives:
Assets
Futures	138,648	$138,648	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Residential loans	Term loans	Profit participating notes	Special purpose vehicles	Consumer- related assets	Consumer loans	Corporate asset- based credit	Credit- linked notes	Total
Balance as of 10-31-23	$22,854,427	$4,702,267	—	$7,806,548	$4,258,756	$13,671,209	$4,980,500	$2,850,288	$61,123,995
Purchases	39,899,318	22,831,739	$23,914,526	14,880,000	3,047,500	—	—	12,967,000	117,540,083
Sales	(29,416,835)	(56,373)	(421,431)	(1,997,074)	(909,085)	(3,791,558)	—	(3,904,041)	(40,496,397)
Realized gain (loss)	1,073,213	—	—	4,568	—	(1,384,757)	—	(49,980)	(356,956)
Net amortization of (premium) discount	190,747	50,289	—	—	(99,884)	(71,263)	—	—	69,889
Change in unrealized appreciation (depreciation)	317,053	15,459	922,639	1,168,976	(535,684)	271,076	152,500	6,212	2,318,231
Balance as of 10-31-24	$34,917,923	$27,543,381	$24,415,734	$21,863,018	$5,761,603	$8,694,707	$5,133,000	$11,869,479	$140,198,845
| JOHN HANCOCK Asset-Based Lending Fund	70

	Residential loans	Term loans	Profit participating notes	Special purpose vehicles	Consumer- related assets	Consumer loans	Corporate asset- based credit	Credit- linked notes	Total
Change in unrealized appreciation (depreciation) at period end[1]	$474,312	$15,459	$922,639	$1,168,976	$(535,684)	$410,753	$152,500	$500	$2,609,455

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in net unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 10-31-24	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$34,917,923	Discounted cash flow Recent transaction	Discount rate Transaction price	7.60%-17.66% $103.25-$348.31	9.28% $138.54
Term loans	27,543,381	Discounted cash flow Recent transaction	Discount rate Transaction price	9.18%-14.39% $98.68-$99.70	11.02% $99.20
Profit participating notes	24,415,734	Discounted cash flow Recent transaction	Discount rate Transaction price	12.08% $100.10	12.08% $100.10
Special purpose vehicles	21,863,018	Discounted cash flow Recent transaction	Discount rate Transaction price	10.24%-12.10% $100.00	10.79% $100.00
Consumer-related assets	5,761,603	Discounted cash flow Recent transaction	Discount rate Transaction price	12.06%-20.14% $26,500.00	13.18% $26,500.00
Consumer loans	8,694,707	Discounted cash flow	Discount rate	7.26%-9.58%	8.04%
Corporate asset-based credit	5,133,000	Discounted cash flow	Discount rate	11.60%	11.60%
Credit-linked notes	11,869,479	Discounted cash flow Recent transaction	Discount rate Transaction price	10.47%-13.01% $100.00	11.54% $100.00
Total	$140,198,845
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of October 31, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant unobservable input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Reverse repurchase agreements. The fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, cash collateral received from the counterparty to cover appreciation on the underlying security, if any, is shown on the Consolidated statement of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligation to repay cash received by a fund, if any, is shown on the Consolidated statement of assets and liabilities as Payable for open reverse repurchase agreements.
71	JOHN HANCOCK Asset-Based Lending Fund |

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at October 31, 2024:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	5.490%	10-30-24	12-2-24	$(965,280)	$(965,574)
J.P. Morgan Securities LLC	5.580%	10-18-24	11-18-24	(1,423,000)	(1,426,088)
J.P. Morgan Securities LLC	5.640%	10-7-24	11-7-24	(6,311,000)	(6,335,718)
J.P. Morgan Securities LLC	5.680%	10-18-24	11-18-24	(2,800,000)	(2,806,185)
J.P. Morgan Securities LLC	5.740%	10-30-24	12-2-24	(1,586,720)	(1,587,226)
Royal Bank of Canada	5.990%	10-25-24	11-25-24	(2,564,000)	(2,566,986)
UBS AG	5.500%	10-23-24	11-22-24	(902,050)	(903,290)
UBS AG	5.530%	10-31-24	12-2-24	(8,560,685)	(8,562,000)
UBS AG	5.580%	10-18-24	11-18-24	(1,757,952)	(1,761,767)
UBS AG	5.680%	10-9-24	11-8-24	(5,904,670)	(5,926,097)
UBS AG	5.780%	10-9-24	11-8-24	(2,924,559)	(2,935,359)
UBS AG	5.780%	10-18-24	11-18-24	(1,875,000)	(1,879,215)
					$(37,655,505)
Collateral with a market value of $16,017,397, $3,530,493 and $27,433,170, have been pledged to J.P. Morgan Securities LLC, Royal Bank of Canada and UBS AG, respectively, in connection with open reverse repurchase agreements. The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements amounted to $28,934,190 and 6.46%, respectively.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when issued or delayed delivery basis with delivery or payment to occur at a later date beyond the normal period.  At the time the fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
| JOHN HANCOCK Asset-Based Lending Fund	72

Term loans. The fund may invest in direct term loans which are not publicly traded, may not have a secondary market, and are not rated by any rating agency. Direct term loans can be asset-based loans secured by collateral such as transportation assets, real estate, consumer or corporate related assets, or other assets. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting.
Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower. The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the fund will lose money on the loan. Furthermore, direct loans may subject the fund to liquidity and interest rate risk as certain direct loans may be deemed illiquid.
At October 31, 2024, the fund had $3,294,933 in unfunded loan commitments outstanding.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
73	JOHN HANCOCK Asset-Based Lending Fund |

Escrow and corporate advances. The fund advances payments when the borrower fails to meet contractual payments (e.g. property taxes and insurance) in accordance with the terms of its servicing agreements and to cover corporate advances (e.g. appraisal or title fees) associated with residential loans. Advances are fair valued based on assumptions related to their recoverability and seniority in the claims hierarchy in the event of a liquidation and are reflected on the Consolidated statement of assets and liabilities as Receivable for escrow and corporate advances, at value. Change in value, if any, is reflected in the change in net unrealized appreciation (depreciation) of unaffiliated investments and receivables on the Consolidated statement of operations.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income from the funds short-term investments is recorded on ex-date. Distributions from investments in private operating companies are reflected as dividend income. Return of capital distributions from private operating companies, if any, are treated as a reduction of cost. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a long-term capital loss carryforward of $4,946 available to offset future net realized capital gains. This carryforward does not expire.
The fund has two domestic taxable subsidiaries – John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC and JH LiftCo, LLC (the “Domestic Taxable Subsidiaries”). These entities have elected to be treated as corporations for US income tax purpose and are subject to both federal and state level corporate income taxes. The purposes of the taxable subsidiaries are to permit the fund to gain exposure to commercial aircraft and industrial equipment lease transactions for U.S. federal income tax purposes in order to comply with the Regulated Investment Company tax compliance requirements.  The net investment income and capital gains and losses from the Domestic Taxable Subsidiaries do not always flow through to the fund and these entities may pay dividends up to the fund. The Domestic Taxable Subsidiaries are not consolidated for income tax purposes and may generate income that is subject to federal, state, and local taxes.
| JOHN HANCOCK Asset-Based Lending Fund	74

The fund has one foreign taxable subsidiary - JH Aircraft Leasing 4535 (Ireland) Designated Activity Company.  The subsidiary is not consolidated for financial reporting purpose. The purpose of the taxable subsidiary is to permit the fund to gain exposure to international commercial aircraft lease transactions. The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code and is subject to sub part F income rules. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Generally, the Domestic Taxable Subsidiaries, which file separate tax returns, are subject to income tax examinations by U.S. federal, state and local authorities for all years through October 31, 2024.  The Domestic Taxable Subsidiaries assess their tax position using the provisions of ASC 740, Income Taxes, with regard to uncertain tax positions. Uncertain income tax positions are recognized based on a “more likely than not” threshold. Penalties and interest are recognized in the Provision for Income Taxes in the Statements of Income and Comprehensive Income. The Domestic Taxable Subsidiaries are not aware of any tax positions for significant unrecognized tax benefits, and do not believe it is reasonably possible that, within the next twelve months, unrecognized domestic tax benefits will change by a significant amount. As of October 31, 2024, no liability for interest and penalties have been recognized.
Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax basis of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.
As noted in “Basis of consolidation” in Note 1 in the Notes to consolidated financial statements, the fund consolidates its investment in John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC and does not consolidate JH LiftCo, LLC.  Both Domestic Taxable Subsidiaries are not eligible to elect treatment as regulated investment companies.  The amount of taxes paid by Domestic Taxable Subsidiaries will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a fund shareholders return from an investment in the fund. For any unconsolidated subsidiary, the impact of deferred income taxes will be incorporated into the market value of the investment.  Upon the sale of an investment, the Domestic Taxable Subsidiaries may be liable for previously deferred taxes.
As of October 31, 2024, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
The components of the fund’s income tax provision (benefit) for the year ended October 31, 2024, are as follows:
Current income tax (benefit)
State and local	$800
Total Current income tax (benefit)	$800
Deferred income tax
Federal	$168,877
State and local	19,304
Total deferred income tax (benefit)	$188,181
Provision for income taxes	$188,981

The provision for income taxes is reconciled to the amount determined by applying the statutory federal income tax rate to income before taxes as follows:
Year ended October 31, 2024
75	JOHN HANCOCK Asset-Based Lending Fund |

Federal income tax at the statutory rate	$171,875
State income tax (net of federal benefit)	15,882
Other	1,224
Provision for income taxes	$188,981

Amounts reported in the consolidated financial statements and the tax basis of assets and liabilities result in temporary differences. The deferred tax assets (liabilities) consist of the following:
As of October 31. 2024
Deferred tax assets
Net operating loss	$270,994
Audit fees	3,810
Deferred tax liabilities
Depreciation	(491,826)
Total	$(217,022)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$10,569,110	$5,669,333
Long-term capital gains	23,833	—
Total	$10,592,943	$5,669,333
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $1,167,757 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, taxable subsidiary and non-deductible start up costs.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
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Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2024, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging from $6.8 million to $8.9 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss).
During the year ended October 31, 2024, the fund used purchased options contracts to manage against changes in interest rates. The fund held purchased options contracts with market values ranging up to $13,000, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiaries at October 31, 2024 by risk category:
77	JOHN HANCOCK Asset-Based Lending Fund |

Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$138,648	—
Interest rate	Unaffiliated investments, at value[2]	Purchased options	13,250	—
			$151,898	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
[2]	Purchased options are included in Consolidated Fund’s investments.
Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2024:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$65,866
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2024:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Total
Interest rate	$(15,706)	$106,802	$91,096

[1]	Change in net unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.35% of the fund’s average monthly managed assets (managed assets means the total assets of the fund (including any assets attributable to any
| JOHN HANCOCK Asset-Based Lending Fund	78

preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness). Pursuant to a subadvisory agreement, the Advisor (and not the fund) has agreed to pay a subadvisory fee directly to Marathon Asset Management LP (the Subadvisor).
The Advisor contractually agreed to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate managed assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average monthly managed assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) pricing services fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding management and incentive fees, interest expense, 12b-1 fees, any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends, acquired fund fees and expenses (based on indirect net expenses associated with the fund’s investments in underlying investment companies); class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class I	$1,658,985
Class D	856
Class	Expense reduction
Class S	$529
Total	$1,660,370

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.44% of the fund’s average monthly managed assets.
Incentive fee. The fund has agreed to pay the Advisor an Incentive Fee based upon pre-incentive fee net investment income. The incentive fee shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter. The calculation of the incentive fee for each fiscal quarter is as follows:
• No incentive fee shall be payable in any fiscal quarter in which the pre-incentive fee net investment income attributable to each class does not exceed a quarterly return of 1.25% per quarter based on each class’s average beginning monthly net assets for the applicable quarterly payment period (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) (the “Quarterly Return”), or 5.00% annualized;
79	JOHN HANCOCK Asset-Based Lending Fund |

• All pre-incentive fee net investment income attributable to each class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.4286% of the average beginning monthly net assets of that each class (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) for the fiscal quarter (5.714% annualized), shall be payable to the Advisor; and
• For any fiscal quarter in which pre-incentive fee net investment income attributable to each class exceeds 1.4286% of each class’s average beginning monthly net assets (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period), the incentive fee with respect to each class shall equal 12.5% of pre-incentive fee net investment Income attributable to each class.
The incentive fee went into effect beginning on February 1, 2024.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class D shares and Class S shares, the fund pays for certain other services. The fund may pay distribution and service fees, expressed as an annual percentage of average monthly net assets for each class of the fund’s shares, up to 0.25% for Class D shares and 0.85% (including up to 0.25% for service fees) for Class S shares.
Sales charges. Class D shares may be subject to a sales charge of up to 1.50% and Class S shares may be subject to a sales charge of up to 3.50%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the year ended October 31, 2024, no sales charges were assessed.
Early repurchase fee. For all share classes, a 2.00% early repurchase fee payable to the fund will be charged with respect to the repurchase of a shareholder’s shares at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares (on a “first in-first out” basis). The early repurchase fee will be retained by the fund for the benefit of the remaining shareholders.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees
Class I	—
Class D	$175
Class S	437
Total	$612
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on September 26, 2022, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid,
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are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the year ended October 31, 2024, investments entered into by the fund pursuant to the exemptive order amounted to approximately $31.0 million, including unfunded commitments of $4.8 million.
Note 6—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,931,140	$59,114,692	589,257	$11,867,997
Distributions reinvested	76,456	1,542,329	80,082	1,584,148
Repurchased	(12,855)	(260,959)	—	—
Net increase	2,994,741	$60,396,062	669,339	$13,452,145
Class D shares
Sold	3,177	$65,000	—	—
Distributions reinvested	80	1,617	32	$631
Net increase	3,257	$66,617	32	$631
Class S shares
Distributions reinvested	—	—	25	$489
Net increase	—	—	25	$489
Total net increase	2,997,998	$60,462,679	669,396	$13,453,265
Affiliates of the fund owned 29%, 44% and 100% of shares of Class I, Class D and Class S, respectively on October 31, 2024. As of October 31, 2024, the Subadvisor held 29% of the fund (Class I). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
At the sole discretion of the Board of Trustees and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers or take any other action permitted by the tender offer rules under 1934 Act, and described in the written tender offer notice that will be provided to shareholders for each repurchase offer. In determining whether the fund should offer to repurchase shares from shareholders (generally no more than 5% of shares outstanding), the Board of Trustees will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor currently expects that it will generally recommend to the Board of Trustees that the fund offer to repurchase shares from shareholders quarterly with tender offer valuation dates occurring on the last business day of March, June, September and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund is not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions. The fund conducted one quarterly repurchase offer during the year ended October 31, 2024. The fund offered to repurchase shares in an amount up to $8,453,385 as of the valuation date for the repurchase offer, September 30, 2024 ($20.30). $260,959 and 12,855 shares for Class I were tendered and accepted by the fund.
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Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $216,806,282 and $115,340,346, respectively, for the year ended October 31, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2024, funds within the John Hancock group of funds complex held 17.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
Manulife Private Credit Plus Fund	17.2%
Note 9—Investments in affiliates
As of October 31, 2024, investments in affiliates consist of the following:
•	The fund holds 100% of the profit participating notes issued by JH Aircraft Leasing 4535 (Ireland) Designated Activity Company.
•	The fund holds 100% of the limited liability company interests in JH Finance LeaseCo, LLC.
•	The fund holds 100% of the limited liability company interests in JH LiftCo, LLC.
•	The fund holds 100% of the beneficial ownership interest in MSN 803 Trust as an owner participant.
Information regarding the funds’ fiscal year to date purchases and sales of the affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	—	$20,918,863	$(421,431)	—	$922,639	—	—	$21,420,071
JH Finance LeaseCo LLC	7,332,249	—	8,035,000	(707,319)	$4,568	60,033	$357,804	—	7,392,282
JH Liftco LLC	6,845,000	—	6,845,000	(444,985)	—	(256,053)	352,045	—	6,143,962
MSN 803 Trust	7,882,217	$7,806,548	—	(844,770)	—	1,364,996	191,251	—	8,326,774
					$4,568	$2,091,615	$901,100	—	$43,283,089
| JOHN HANCOCK Asset-Based Lending Fund	82

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of John Hancock Asset-Based Lending Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of John Hancock Asset-Based Lending Fund (the “Fund”), including the consolidated Fund’s investments, as of October 31, 2024, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the two years in the period then ended and the period from July 11, 2022 (commencement of operations) to October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at October 31, 2024, the consolidated results of its operations and cash flows for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the two years in the period then ended and the period from July 11, 2022 (commencement of operations) to October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more John Hancock investment companies since 2019.
December 23, 2024
83	JOHN HANCOCK ASSET-BASED LENDING FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $23,833 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK ASSET-BASED LENDING FUND	84

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered, non-diversified, closed-end management investment company, shares of which were initially offered to the public in July 2022.
Dividends and distributions
During the year ended October 31, 2024, distributions from net investment income totaling $1.3478, $1.2971 and $1.1755 per share were paid to shareholders for Class I, Class D and Class S, respectively. Additionally,distributions from capital gains totaling $0.0035, $0.0035 and $0.0035 per share were paid to shareholders for Class I, Class D and Class S, respectively. The dates of payments and the amounts per share for each class were as follows:
Income Distributions;
Payment Date	Class I	Class D	Class S
January 23, 2024	$0.4501	$0.4375	$0.4070
April 19, 2024	0.1894	0.1767	0.1465
July 22, 2024	0.3417	0.3291	0.2989
October 21, 2024	0.3666	0.3538	0.3231
Total	$1.3478	$1.2971	$1.1755
Additional Distributions:
Payment Date	Class I	Class D	Class S
January 23, 2024	$0.0035	$0.0035	$0.0035
Total	$1.3513	$1.3006	$1.1790
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. If, however, a shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
85	JOHN HANCOCK ASSET-BASED LENDING FUND |

A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
| JOHN HANCOCK ASSET-BASED LENDING FUND	86

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Fund since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2022	185
Trustee and Chairperson of the Board
Trustee of Berklee College of Music (since 2022); Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
William H. Cunningham,[2] Born: 1944	2022	182
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey,[2] Born: 1946	2022	185
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Fund Principal occupation(s) during past 5 years	Trustee of the Fund since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2022	182
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

87	JOHN HANCOCK ASSET-BASED LENDING FUND |

Principal officers who are not Trustees
Name, year of birth Position(s) held with Fund Principal occupation(s) during past 5 years	Current Position(s) with the Fund since
Fernando A. Silva, Born: 1977	2022
Chief Financial Officer
Director, Fund Administration and Assistant Treasurer, John Hancock Funds (2016-2020); Assistant Treasurer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Assistant Vice President, John Hancock Life & Health Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (since 2021); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2024) .
Salvatore Schiavone, Born: 1965	2022
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2022
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2022
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-6020.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
| JOHN HANCOCK ASSET-BASED LENDING FUND	88

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Fernando A. Silva‡
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Marathon Asset Management LP
Portfolio Managers
Ed Cong
Louis Hanover
Andrew Springer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
Ernst & Young LLP

† Non-Independent Trustee
* Member of the Audit Committee
‡ Effective July 1, 2024.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alt 430 W 7th Street Suite 219285 Kansas City, MO 64105-1407
89	JOHN HANCOCK ASSET-BASED LENDING FUND |

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Not part of the shareholder report

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Asset-Based Lending Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3989080	P16A 10/24
12/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $250,000 and $150,000 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was reviews in conjunction with registration statement filings. Amounts billed to the registrant were $5,000 and $4,000 for fiscal years ended October 31, 2024 and October 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $70,400 and $44,100 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $0 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended October 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $3,013,735 for the fiscal year ended October 31, 2024 and $3,149,267 for the fiscal year ended October 31, 2023.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable.

(j)Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey - Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit "Proxy Voting Policies and Procedures".

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the Marathon Asset Management LP (“Marathon”) portfolio managers

Below is a list of the Marathon portfolio managers who share joint responsibility for the day-to-day investment management of the Fund. It provides a brief summary of their business careers over the past five years. The information provided is as of the filing date of this N-CSR.

Ed Cong

Portfolio Manager

Managed the Fund since inception in 2022

Joined Marathon in 2006

Louis Hanover

Co-Founder, Managing Partner and Chief Investment Officer

Managed the Fund since inception in 2022

Co-Founded Marathon in 1998

Andrew Springer

Senior Portfolio Manager

Managed the Fund since inception in 2022

Joined Marathon in 2003

Other Accounts the Portfolio Managers are Managing

The table below indicates, for each portfolio manager, information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2024. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts
	Number	Total	Number		Number	Total
	of	Assets	of	Total Assets	of	Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million
Ed Cong	1	$176.3	32	$10,579.1	4	$704.2

Louis	8	$946.8	122	$22,540.2	27	$3,397.0
Hanover

Andrew	1	$176.3	37	$10,946.1	4	$704.2

Springer

Number and value of accounts within the total accounts that are subject to a performance-based advisory fee:

CONFIDENTIAL

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts

	Number		Number		Number
	of	Total Assets	of	Total Assets	of	Total Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Ed Cong	1	$176.3	25	$7,983.3	4	$704.2

Louis	3	$376.5	92	$17,960.1	13	$1,965.9
Hanover

Andrew	1	$176.3	32	$8,549.4	4	$704.2
Springer

Conflicts of Interest. Material conflicts of interest exist whenever a portfolio manager simultaneously manages multiple accounts. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include accounts of other registered investment companies for which the Subadvisor serves as sub-advisor, private pooled investment vehicles and other accounts. The Subadvisor has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, the Subadvisor will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client’s investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions, (C) tax or regulatory limitations,

(D) leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. The Subadvisor maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Subadvisor’s Form ADV Part 2A filing.

Compensation of Portfolio Managers. The Subadvisor has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. The Advisor pays the Subadvisor a fee consisting of two components – a base management fee based on the assets under management and an incentive fee based upon pre-incentive fee net investment income attributable to each Share Class, and shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on a Class’s average beginning monthly net assets for the applicable quarterly payment period, equal to 1.25% per quarter (or an annualized hurdle rate of 5%) subject to a “catch up” feature, as set forth in the Subadvisory Agreement between the Subadvisor and the Advisor. The Subadvisor pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Fund. Such compensation consists of an annual salary and a discretionary year-end bonus for the Subadvisor’s employees.

CONFIDENTIAL

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2024, the value of shares beneficially owned by the portfolio managers in the Fund.

Range of Beneficial
Ownership in the
Portfolio Manager	Fund
Ed Cong	$ 100,001-500,000

Louis Hanover	Over $1,000,000

Andrew Springer	$ 100,001-500,000

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable. (b)Not applicable.

CONFIDENTIAL

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Asset-Based Lending Fund

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President, Principal Executive
Officer
Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President, Principal Executive
Officer
Date:	December 23, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal
Financial Officer
Date:	December 23, 2024